Reg. Nos. 002-99207/811-04362

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                       [X]

     Pre-Effective Amendment No. ___                                         [ ]

     Post-Effective Amendment No. 29                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                          [X]

     Amendment No. 30

                        (Check appropriate box or boxes.)

                       COLUMBIA MID CAP GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

One Financial Center, Boston, Massachusetts                              02111
  (Address of Principal Executive Offices)                            (Zip Code)

Registrant's Telephone Number, including Area Code: 1-800-225-2365

R. Scott Henderson, Esq.
Columbia Management Group, LLC
One Financial Center
Boston, Massachusetts 02111
(Name and Address of Agent for Service)

Copy to:
John M. Loder, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110-2624

Cameron S. Avery, Esq.
Bell, Boyd & Lloyd LLC
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, IL 60602-4207

It is proposed that this filing will become effective (Check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on January 23, 2006 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on _____________________ pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on _____________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

COLUMBIA MID CAP GROWTH FUND           Prospectus, January 23, 2006

CLASS R SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   8
Sales Charges........................................   8
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................   9
Distribution and Service Fees........................  11
Other Information About Your Account.................  11


MANAGING THE FUND                                      14
---------------------------------------------------------
Investment Advisor...................................  14
Portfolio Manager....................................  14

Legal Proceedings....................................  14

APPENDIX A                                             16
---------------------------------------------------------


Only eligible investors may purchase Class R shares. See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

In seeking to achieve its investment goal, the Fund will focus on growth stocks. The Fund may also invest up to 20% of its net assets in small-cap and large-cap companies, as compared to the Russell Midcap Index, when the advisor believes they offer comparable capital appreciation opportunities or may help stabilize the portfolio. Columbia will monitor economic conditions to determine the appropriate percentage of the Fund's assets that will be invested in mid-cap companies.


The Fund may invest in special situations such as initial public offerings
(IPOs); companies that may benefit from technological or product developments or new management; and companies involved in tender offers, leveraged buy-outs or mergers.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts.


As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management

----
 2

THE FUND

and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

                                                                            ----

THE FUND

Small- or mid-cap companies may be more susceptible to market downturns and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Special situations have risk because they often involve major corporate changes and, thus, present a high degree of uncertainty as to the security's market price.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
Because Class R shares have not been offered for a full calendar year, the bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class A average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Russell Midcap Index and the Russell Midcap Growth Index. The Russell Midcap Index
              is an unmanaged index that tracks the performance of the 800 smallest companies in the Russell 1000 Index. The Russell
              Midcap Growth Index is an unmanaged index that tracks the performance of those Russell Midcap companies with higher price-to-book ratios. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)(2)


                                  (BAR CHART)



                       13.07%     12.64%     16.64%     36.33%     13.84%                           29.86%      6.88%     16.08%
                                                                              -20.98%    -24.64%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005




                                                           For period shown in bar chart:
                                                           Best quarter: 4th quarter 1999, +37.43%
                                                           Worst quarter: 1st quarter 2001, -20.28%


 (1) Because the Class R shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares. Class A shares are not offered in this prospectus. Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge.

 (2) Class A performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and Class A shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class A shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005(1)(2)



                                                                1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                            16.08           -0.83            8.26
  Return After Taxes on Distributions                            15.86           -1.05            6.19
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         10.76           -0.76            6.12
--------------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                         12.65            8.45           12.49
--------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (%)                                  12.10            1.38            9.27


 (1) Because the Class R shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares. Class A shares are not offered in this prospectus. Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge.

 (2) Class A performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and Class A shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class A shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                     CLASS R
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                               0.00
----------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                     0.00
----------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                   (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                     CLASS R
Management fee(1) (%)                                                 0.79
----------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                             0.50
----------------------------------------------------------------------------
Other expenses(2) (%)                                                 0.17
----------------------------------------------------------------------------
Total annual fund operating expenses (%)                              1.46

 (1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.


 (2) Other expenses are based on estimated amounts for the current fiscal year.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

         1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
          $149                       $462                       $797                      $1,746

See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
All orders for the purchase of Class R shares must be made through your eligible retirement plan.

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class R shares of the Fund, directly or by exchange. Eligible Investors are as follows:

- 401(k) plans;

- 457 plans;

- Employer-sponsored 403(b) plans;

- Profit sharing and money purchase pension plans;

- Defined benefit plans; and

- Non-qualified deferred compensation plans ("eligible retirement plans").

Class R shares will not be available to retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs.

The Fund reserves the right to change the criteria for Eligible Investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class R shares are at net asset value, which is the value of a Class R share excluding any sales charge. Class R shares are not subject to an initial sales charge when purchased or contingent deferred sales charge when sold.

Your financial advisor/plan sponsor may receive cumulative commissions from Columbia Management Distributors, Inc. for the shares purchased in accordance with the table below:

AMOUNT PURCHASED                                                     COMMISSION %
First $50 million                                                        0.50
---------------------------------------------------------------------------------
Over $50 million                                                         0.25

Additionally, your financial advisor/plan sponsor may receive ongoing 12b-1 fees with respect to Class R shares.

----
 8

YOUR ACCOUNT

             -------------------------------------------------------------------
              CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus -- CLASS R.

              The Fund also offers seven additional classes of
              shares -- Class A, B, C and D shares are available through a separate prospectus, Class T and G shares are available through a separate prospectus and Class Z shares are
              available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on, among other factors, the assets of the plan and the amount invested in the Fund and other Funds distributed by Columbia Management
              Distributors, Inc. Plan sponsors should consider their
              eligibility for other classes of shares, including, for some plans, Class Z shares, which are not subject to 12b-1 or shareholder services fees.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class R shares of another fund distributed by Columbia Management Distributors, Inc. that offers Class R shares at net asset value. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
For information about how to sell Class R shares through your eligible retirement plan, please contact your plan administrator. You may sell shares of the Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere

                                                                            ----

YOUR ACCOUNT

with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

----
 10

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12b-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class R shares and certain services provided to you by your financial advisor. The annual distribution fee may equal up to 0.50%. Distribution fees are paid out of the assets of Class R. Over time, this fee will reduce the return on your investment and may cost you more than paying other types of sales charges.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.


Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.


In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of the Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class R shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

                                                                            ----

YOUR ACCOUNT

The Fund determines the net asset value of its Class R shares by dividing total net assets attributable to Class R shares by the number of outstanding Class R shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for Class R shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

----
 12

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.

On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2005 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.81% of average daily net assets of the Fund.



PORTFOLIO MANAGER

--------------------------------------------------------------------------------

KENNETH A. KORNGIEBEL, a senior vice president of Columbia Advisors, manages the Fund and has managed the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Advisors or its predecessors since July, 1996.


The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) ("CMD") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.



Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other


----
 14

MANAGING THE FUND


things, requires Columbia Management and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the funds or their shareholders cannot currently be determined.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").



The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.



On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.



In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed.


                                                                            ----

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class R shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.


CLASS R SHARES


       MAXIMUM               INITIAL HYPOTHETICAL                  ASSUMED RATE
     SALES CHARGE              INVESTMENT AMOUNT                     OF RETURN
        0.00%                     $10,000.00                            5%
                                                          HYPOTHETICAL
         CUMULATIVE                      CUMULATIVE         YEAR-END
           RETURN          ANNUAL          RETURN            BALANCE           ANNUAL
         BEFORE FEES       EXPENSE       AFTER FEES        AFTER FEES          FEES &
YEAR     & EXPENSES         RATIO        & EXPENSES        & EXPENSES        EXPENSES(1)
  1         5.00%           1.46%           3.54%          $10,354.00         $  148.58
  2        10.25%           1.46%           7.21%          $10,720.53         $  153.84
  3        15.76%           1.46%          11.00%          $11,100.04         $  159.29
  4        21.55%           1.46%          14.93%          $11,492.98         $  164.93
  5        27.63%           1.46%          19.00%          $11,899.83         $  170.77
  6        34.01%           1.46%          23.21%          $12,321.09         $  176.81
  7        40.71%           1.46%          27.57%          $12,757.25         $  183.07
  8        47.75%           1.46%          32.09%          $13,208.86         $  189.55
  9        55.13%           1.46%          36.76%          $13,676.45         $  196.26
 10        62.89%           1.46%          41.61%          $14,160.60         $  203.21
TOTAL GAIN AFTER FEES
  & EXPENSES                                               $ 4,160.60
TOTAL ANNUAL FEES &
  EXPENSES                                                                    $1,746.33



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 16

NOTES


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                                                                              17

NOTES

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 18

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Mid Cap Growth Fund, Inc.: 811-04362

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

A Member of Columbia Management Group


(C)2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           PRO-36/105424-0106

                       COLUMBIA MID CAP GROWTH FUND, INC.

                                 CLASS R SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information contains information relating to Class R shares of Columbia Mid Cap Growth Fund, Inc. formerly Columbia Special Fund, Inc. (the "Mid Cap Growth Fund" or "CMCG") (the "Fund").

      The Fund offers its shares through one or more prospectuses (each a "Prospectus"). This Statement of Additional Information is not a Prospectus and should be read in conjunction with the applicable Prospectus. Copies of the Prospectus are available without charge upon request by calling 1-800-426-3750.


      The Funds' most recent Annual and Semi-Annual Reports to shareholders are separate documents supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Reports, and the financial statements and accompanying notes appearing in the Semi-Annual Report, are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS

DESCRIPTION OF THE FUND..........................................  3
INVESTMENT RESTRICTIONS.........................................  15
MANAGEMENT......................................................  16
DISCLOSURE OF PORTFOLIO INFORMATION.............................  30
INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES...  32
PORTFOLIO TRANSACTIONS..........................................  33
CAPITAL STOCK AND OTHER SECURITIES..............................  36
DISTRIBUTION AND SERVICING......................................  37
PURCHASE, REDEMPTION AND PRICING OF SHARES......................  38
CUSTODIAN.......................................................  45
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................  45
TAXES...........................................................  45
FINANCIAL STATEMENTS............................................  50


                                January 23, 2005

                             DESCRIPTION OF THE FUND

      The Fund is an open-end, management investment company. The Fund is diversified, which means that, with respect to 75 percent of its total assets, the Fund will not invest more than 5 percent of its assets in the securities of any single issuer. The investment advisor for the Fund is Columbia Management Advisors, LLC (the "Advisor" or "Columbia Advisors"). See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Advisor.

      It is expected that the Fund will be reorganized as a series of Columbia Funds Trust IX, a Massachusetts business trust into which all of the retail Columbia funds are expected to be reorganized.

INVESTMENTS HELD AND INVESTMENT PRACTICES USED BY THE FUND

      The Prospectus describes the fundamental investment objective and the principal investment strategy applicable to the Fund. The Mid Cap Growth Fund's Board of Directors may change its investment objective, without shareholder approval, upon 30 days written notice to all shareholders. What follows is additional information regarding securities in which the Fund may invest and investment practices in which it may engage. To determine whether the Fund purchases such securities or engages in such practices, see the chart on pages __ and __ of this Statement of Additional Information.

Securities Rating Agencies

      Rating agencies are private services that provide ratings of the credit quality of fixed income securities. The following is a description of the fixed income securities ratings used by Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"). Subsequent to its purchase by the Fund, a security may cease to be rated, or its rating may be reduced below the criteria set forth for the Fund. Neither event would require the elimination of the security from the Fund's portfolio, but the Advisor will consider that event in its determination of whether the Fund should continue to hold such security in its portfolio. Ratings assigned by a particular rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates.

BOND RATINGS. MOODY'S -- The following is a description of Moody's bond ratings:

   Aaa - Best quality; smallest degree of investment risk.

   Aa - High quality by all standards.

   Aa and Aaa are known as high-grade bonds.

   A - Many favorable investment attributes; considered upper medium-grade obligations.

   Baa - Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

   Ba - Speculative elements; future cannot be considered well assured. Protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.

   B - Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa - Poor standing, may be in default; elements of danger with respect to principal or interest.

   S&P -- The following is a description of S&P's bond ratings:

   AAA - Highest rating; extremely strong capacity to pay principal and interest.

   AA - Also high-quality with a very strong capacity to pay principal and interest; differ from AAA issues only by a small degree.

   A - Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB - Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for higher-rated bonds.

   Bonds rated AAA, AA, A, and BBB are considered investment grade bonds.

   BB - Less near-term vulnerability to default than other speculative grade debt; face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

   B - Greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments; adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

   CCC - Current identifiable vulnerability to default and dependent upon favorable business, financial, and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

      Bonds rated BB, B, and CCC are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      The Fund may purchase unrated securities (which are not rated by a rating agency) if the Advisor determines that a security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Advisor may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of lower rated securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in unrated securities, the Fund's success in achieving its investment objective is determined more heavily by the Advisor's creditworthiness analysis than if the Fund invested exclusively in rated securities.

Non-Investment Grade Securities ("Junk Bonds")

      Investments in securities rated below investment grade (i.e., rated Ba or lower by Moody's or BB or lower by S&P), which are eligible for purchase by the Fund are described as "speculative" by both Moody's and S&P. Investments in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities.

      High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of debt securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund investing in such securities may incur additional expenses to seek recovery.

      The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. Since secondary markets for high yield securities are generally less liquid than the market for higher grade securities, it may be more difficult to value these securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

      The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisor does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality.

Bank Obligations

      Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

      Bank obligations include foreign bank obligations including Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar certificates of deposits and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Foreign bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk and interest rate risk. Additionally, foreign bank obligations are subject to many of the same risks as investments in foreign securities (see "Foreign Equity Securities" below). Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments of the foreign bank's country, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

      A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's, respectively.

      Commercial paper rated A1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with an allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

      Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparation to meet such obligations.

Government Securities

      Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

      TREASURY OBLIGATIONS. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds - distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

      OBLIGATIONS OF AGENCIES AND INSTRUMENTALITIES. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include the Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

      Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Mortgage-backed securities are sold to investors by various governmental, government-related and private organizations as further described below. The Fund may also invest in debt securities that are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

      Because principal may be prepaid at any time, mortgage-backed securities involve significantly greater price and yield volatility than traditional debt securities. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the duration of mortgage-related securities and increasing their price volatility, affecting the price volatility of the Fund's shares.

      Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of the Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

      FHLMC is a corporate instrumentality of the U.S. Government and was created in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. These issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payment. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of its issuers will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There is no assurance that the private insurers or guarantors will meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs")

      CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities, guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal by the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

      In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all pay interest currently. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

      The Fund will invest only in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

Other Mortgage-Backed Securities

      The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investment in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

      The securitization techniques used to develop mortgage-backed securities are being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card and other types of receivables, are being securitized in pass-through structures similar to mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

      These other asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

      Asset-backed securities are often backed by a pool of assets representing the obligations of a number of direct parties. To reduce the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or the underlying assets. Liquidity protection refers to the making of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantee policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

Floating or Variable Rate Securities

      Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90- or 180-day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

Options and Financial Futures Transactions

      Certain Funds may invest up to 5 percent of their net assets in premiums on put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. The Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The Fund may enter into closing transactions, exercise its options, or permit the options to expire.

      The Fund may also write call options, but only if such options are covered. A call option is covered if written on a security the Fund owns or if the Fund has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund. If additional cash consideration is required, that amount must be held in a segregated account by the Fund's custodian bank. A call option on a securities index is covered if the Fund owns securities whose price changes, in the opinion of the Advisor, are expected to be substantially similar to those of the index. A call option may also be covered in any other manner in accordance with the rules of the exchange upon which the option is traded and applicable laws and regulations. The Fund may write such options on up to 25 percent of its net assets.

      Financial futures contracts, including interest rate futures transactions, are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The Fund, however, intends to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. The Fund may engage in futures transactions only on commodities exchanges or boards of trade.

      The Fund will not engage in transactions in index options, financial futures contracts, or related options for speculation. The Fund may engage in these transactions only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When the Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which the Fund will generally invest may be imperfect. It is expected, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

      Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account cash, certain U.S. Government securities, or any other portfolio assets as permitted by the SEC's rules and regulations in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      The principal risks of options and futures transactions are: (a) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular options or futures contract when needed; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the Advisor; and (e) possible need to defer closing out certain options or futures contracts to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code").

Swap Agreements ("Swaps," "Caps," "Collars" and "Floors")

      The Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

      Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

Foreign Equity Securities

      Foreign equity securities include common stock and preferred stock, including securities convertible into equity securities, issued by foreign companies, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending upon the circumstances.

      Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income the Fund receives from its foreign investments.

      Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those of domestic companies.

      There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States. In addition, with respect to certain foreign countries, there is a possibility of the adoption of a policy to withhold dividends at the source, or of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for the Fund to obtain or enforce a judgement against the issuers of the obligation. The Fund will normally execute their portfolio securities transactions on the principal stock exchange on which the security is traded.

      The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing or emerging countries may generally be more volatile than markets of developed countries. Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.

      ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, the Fund may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security. While ADRs and GDRs will generally be considered foreign securities for purposes of calculation of any investment limitation placed on the Fund's exposure to foreign securities, these securities, along with the securities of foreign companies traded on NASDAQ will not be subject to any of the restrictions placed on the Fund's ability to invest in emerging market securities.

      Additional costs may be incurred in connection with the Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

Foreign Fixed Income Securities

      Foreign fixed income securities include debt securities of foreign corporate issuers, certain foreign bank obligations (see "Bank Obligations"), obligations of foreign governments or their subdivisions, agencies and instrumentalities, and obligations of supranational entities such as the World Bank, the European Investment Bank, and the Asian Development Bank. Any of these securities may be denominated in foreign currency or U.S. dollars, or may be traded in U.S. dollars in the United States although the underlying security is usually denominated in a foreign currency.

      The risk of investing in foreign fixed income securities are the same as the risks of investing in foreign equity securities. Additionally, investment in sovereign debt (debt issued by governments and their agencies and instrumentality) can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be available or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to the extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Currency Contracts

      The value of the Fund invested in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which the foreign securities or bank deposits held by the Fund are denominated. To reduce or limit exposure to changes in currency exchange rates (referred to as "hedging"), the Fund may enter into forward currency exchange contracts that, in effect, lock in a rate of exchange during the period of the forward contracts. Forward contracts are usually entered into with currency traders, are not traded on securities exchanges, and usually have a term of less than one year, but can be renewed. A default on a contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the market price. The Fund will enter into forward contracts only for hedging purposes and not for speculation. If required by the Investment Company Act of 1940, as amended (the "1940 Act") or the SEC, the Fund may "cover" its commitment under forward contracts by segregating cash or liquid securities with the Fund's custodian in an amount not less than the current value of the Fund's total assets committed to the consummation of the contracts.

      The Fund may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. The Fund will use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received.

      Hedging against adverse changes in exchange rates will not eliminate fluctuation in the prices of the Fund's portfolio securities or prevent loss if the prices of those securities decline. In addition, the use of forward contracts may limit potential gains from an appreciation in the U.S. dollar value of a foreign currency. Forecasting short-term currency market movements is very difficult, and there is no assurance that short-term hedging strategies used by the Fund will be successful.

Real Estate Investment Trusts ("REITs")

      REITs are pooled investment vehicles that invest primarily in real estate--such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

Repurchase Agreements

      The Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest that is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. The Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Advisor. There is no limit on the portion of the Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.

Borrowing

      The Fund may borrow from a bank for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300 percent of the amount borrowed, with an exception for borrowings not in excess of 5 percent of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5 percent of the Fund's total assets are subject to continuous asset coverage. If the 300 percent asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300 percent asset coverage. The Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under such transactions (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Board of Directors, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300 percent asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Illiquid Securities

      Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which the Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions, except as described in the following paragraph); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which the Fund may invest that are not readily marketable.

      Notwithstanding the restrictions applicable to investments in illiquid securities described in the relevant chart below, the Fund may purchase without limit certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid and thus exempt from that Fund's liquidity restrictions.

      Under the supervision of the Board of Directors of the Funds, the Advisor determines the liquidity of the Fund's portfolio securities, including Rule 144A securities, and, through reports from the Advisor, the Board of Directors monitors trading activity in these securities. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). If institutional trading in Rule 144A securities declines, the Fund's liquidity could be adversely affected to the extent it is invested in such securities.

Convertible Securities and Warrants

      Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by the Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the convertible security if available in quantities necessary to satisfy the Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

      Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that the Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

Investments in Small and Unseasoned Companies

      Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, the Fund may need to sell them over an extended period or below the original purchase price. Investments by the Fund in these small or unseasoned companies may be regarded as speculative.

Dollar Roll Transactions

      "Dollar roll" transactions consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date and at agreed price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

      The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate liquid assets in an amount sufficient to meet their purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300 percent for all outstanding firm commitments, dollar rolls and other borrowings.

      Dollar rolls may be treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments received by the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decease the cost of the Fund's borrowing.

When-Issued Securities

      When-issued, delayed-delivery and forward transactions generally involve the purchase of a security with payment and delivery in the future (i.e., beyond normal settlement). The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner. To the extent the Fund engages in when-issued and delayed-delivery transactions, it will do so to acquire portfolio securities consistent with its investment objectives and policies and not for investment leverage. The Fund may use spot and forward currency exchange transactions to reduce the risk associated with fluctuations in exchange rates when securities are purchased or sold on a when-issued or delayed delivery basis.

Zero-Coupon and Pay-in-Kind Securities

      A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Pay-in-kind securities are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. The price of pay-in-kind securities is expected to reflect the market value of the underlying accrued interest, since the last payment. Zero-coupon and pay-in-kind securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

Temporary Investments

      When, as a result of market conditions, the Advisor determines a temporary defensive position is warranted to help preserve capital, the Fund may without limit temporarily retain cash, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. When the Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.

                  CHART OF SECURITIES AND INVESTMENT PRACTICES


                                                                                                      CMCG
Investment Grade Securities (Baa or higher by Moody's, BBB or higher by S&P or believed by          *
the Advisor to be equivalent), other than U.S. Government obligations and municipal securities
Non-Investment Grade Securities                                                                     NA
Domestic Bank Obligations                                                                           *
U.S. Government Securities                                                                          *
Mortgage-Backed Securities                                                                          NA
CMOs                                                                                                NA
Asset-Backed Securities                                                                             NA
Floating or Variable Rate                                                                           NA
Loan Transactions                                                                                   X
Options & Financial Futures                                                                         O
Foreign Equities(1)
   Developed Markets                                                                                33.3%, O
   Emerging Markets(2)                                                                              X
ADRs, GDRs and NASDAQ-listed                                                                        33.3%, O
   foreign securities(1)
Currency Contracts
   Hedging                                                                                          O
   Speculation                                                                                      X
   Spot Basis                                                                                       O
Repurchase Agreements                                                                               *
Illiquid (exclude 144A securities from definition of illiquid with board supervision)               15%, O
Convertible Securities/Warrants                                                                     +
Small Companies                                                                                     +
Dollar Roll Transactions                                                                            NA
Swap Agreements                                                                                     NA
When-Issued Securities                                                                              O
Foreign Fixed Income Securities                                                                     NA
(including Foreign Bank Obligations)
Zero Coupon/Pay in Kind                                                                             NA
Real Estate (excluding REITs)                                                                       X


+     Permitted - Part of principal investment strategy
X     Not permitted either as a non-fundamental or fundamental policy
O     Permitted - Not a principal investment strategy
*     Temporary Investment or cash management purposes
%     Percentage of net assets (unless "total assets" specified) that Fund may invest
NA    Not part of investment strategy

(1)Any limitation on foreign investments includes investments in both foreign securities purchased in foreign markets and ADRs, GDRs and NASDAQ-listed foreign securities.


(2)ADRs, GDRs and NASDAQ-listed securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.


(2)Percentage is based on total assets.

                             INVESTMENT RESTRICTIONS

      The Prospectus sets forth the investment goals and principal investment strategies applicable to the Fund. The following is a list of investment restrictions applicable to the Fund. If a percentage limitation is adhered to at the time of an investment by the Fund, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of the restriction. Except as stated otherwise below, the Fund may not change these restrictions without the approval of a majority of its shareholders, which means the vote at any meeting of shareholders of the Fund of
(i) 67 percent or more of the shares present or represented by proxy at the meeting (if the holders of more than 50 percent of the outstanding shares are present or represented by proxy) or (ii) more than 50 percent of the outstanding shares, whichever is less.

COLUMBIA MID CAP GROWTH FUND, INC.

The Mid Cap Growth Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

      The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given (60 days notice in the case of non-fundamental restriction #2) to shareholders of the Fund.

      The Fund may not:

            1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

            2. Invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

                                   MANAGEMENT

      The Fund is managed under the supervision of its Board of Directors, which has responsibility for overseeing decisions relating to the investment policies and goals of the Fund. The Board of Directors of the Fund meets quarterly to review the Fund's investment policies, performance, expenses, and other business matters. The names, addresses and ages of the directors and officers of the Fund, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each director and other directorships they hold are shown below. There is no family relationship between any of the directors.

      Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.

      On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.

      The "Columbia Funds Complex" (or "Fund Complex") consists of the following funds:

      The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 7 closed-end management investment company portfolios (the "Liberty Funds").

      The series of Columbia Funds Trust VIII, the series of Columbia Funds Series Trust I, the series of Columbia Funds Trust XI, the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

      Three closed-end management investment company portfolios named Liberty All-Star Equity Fund, Liberty All-Star Mid-Cap Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

      Columbia Management Multi-Strategy Hedge Fund, LLC.

      Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Conservative High Yield Fund, Columbia Oregon Intermediate Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Small Cap Growth Fund I, Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

      The series of The Galaxy Funds (the "Galaxy Funds").

      The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

Directors and Officers

DISNTERESTED DIRECTOR:


                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                                FUND
                       POSITION(s)      TERM OF OFFICE                                        COMPLEX
   NAME, ADDRESS          HELD           AND LENGTH OF          PRINCIPAL OCCUPATION(s)       OVERSEEN         OTHER DIRECTORSHIPS
      AND AGE          WITH FUNDS       TIME SERVED* (1)        DURING PAST FIVE YEARS     BY DIRECTOR (1)      HELD BY DIRECTOR
--------------------   -----------   ----------------------   --------------------------   ---------------   ---------------------
Douglas A. Hacker        Director        Since October        Executive Vice President -          83         Finch Company (food
(Age 50)                                     2003             Strategy of United                             distributor)
P.O. Box 66100                                                Airlines (airline) since
Chicago, IL 60666                                             December, 2002 (formerly
                                                              President of UAL Loyalty
                                                              Services (airline) from
                                                              September, 2001 to
                                                              December, 2002; Executive
                                                              Vice President and Chief
                                                              Financial Officer of United
                                                              Airlines from March, 1999
                                                              to September, 2001; Senior
                                                              Vice President-Finance from
                                                              March, 1993 to July, 1999).

Janet Langford Kelly     Director        Since October        Partner, Zelle, Hoffman,            83                  None
(Age 48)                                     2003             Voelbel, Mason & Gette LLP
9534 W. Gull Lake                                             (law firm) since March,
Drive Richland, MI                                            2005; Adjunct Professor of
49083-8530                                                    Law, Northwestern
                                                              University since September,
                                                              2004 (formerly Chief
                                                              Administrative Officer and
                                                              Senior Vice President,
                                                              Kmart Holding Corporation
                                                              (consumer goods), from
                                                              September, 2003 to March,
                                                              2004; Executive Vice
                                                              President-Corporate
                                                              Development and
                                                              Administration, General
                                                              Counsel and Secretary,
                                                              Kellogg Company (food
                                                              manufacturer), from
                                                              September, 1999 to August,
                                                              2003; Senior Vice
                                                              President, Secretary and
                                                              General Counsel, Sara Lee
                                                              Corporation (branded,
                                                              packaged, consumer-products
                                                              manufacturer) from January,
                                                              1995 to September, 1999).

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                       POSITION(s)      TERM OF OFFICE                                      COMPLEX FUND
   NAME, ADDRESS          HELD           AND LENGTH OF          PRINCIPAL OCCUPATION(s)       OVERSEEN         OTHER DIRECTORSHIPS
      AND AGE          WITH FUNDS       TIME SERVED* (1)        DURING PAST FIVE YEARS     BY DIRECTOR (1)      HELD BY DIRECTOR
--------------------   -----------   ----------------------   --------------------------   ---------------   ---------------------
Richard W. Lowry         Director       Since October 2003    Private Investor since             85(3)               None
(Age 69)                                                      August, 1987 (formerly
10701 Charleston                                              Chairman and Chief
Drive Vero Beach,                                             Executive Officer, U.S.
FL 32963                                                      Plywood Corporation
                                                              (building products
                                                              manufacturer)).

Charles R. Nelson        Director       Served for 2 years    Professor of Economics,             83                 None
(Age 62)                                                      University of Washington,
Department of                                                 since January, 1976; Ford
Economics University                                          and Louisa Van Voorhis
of Washington                                                 Professor of Political
Seattle, WA 98195                                             Economy, University of
                                                              Washington, since
                                                              September, 1993 (formerly
                                                              Director, Institute for
                                                              Economic Research,
                                                              University of Washington
                                                              from September, 2001 to
                                                              June, 2003) Adjunct
                                                              Professor of Statistics,
                                                              University of Washington,
                                                              since September, 1980;
                                                              Associate Editor, Journal
                                                              of Money Credit and
                                                              Banking, since September,
                                                              1993; consultant on
                                                              econometric and statistical
                                                              matters.

John J. Neuhauser        Director        Since October 2003   Academic Vice President            853         Saucony, Inc.
(Age 63)                                                      and Dean of Faculties                          (athletic footwear)
84 College Road                                               since August, 1999, Boston
Chestnut Hill, MA                                             College (formerly Dean,
02467-3838                                                    Boston College School of
                                                              Management from September,
                                                              1977 to September, 1999).

Patrick J. Simpson       Director        Served for 4 years   Partner, Perkins Coie               83              None
(Age 61)                                                      L.L.P. (law firm).
1120 N.W. Couch
Street Tenth Floor
Portland, OR
97209-4128

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                       POSITION(s)   TERM OF OFFICE COMPLEX                                     FUND
   NAME, ADDRESS          HELD           AND LENGTH OF          PRINCIPAL OCCUPATION(s)       OVERSEEN         OTHER DIRECTORSHIPS
      AND AGE          WITH FUNDS       TIME SERVED* (1)        DURING PAST FIVE YEARS     BY DIRECTOR (1)      HELD BY DIRECTOR
--------------------   -----------   ----------------------   --------------------------   ---------------   ---------------------
Thomas E. Stitzel       Director       Since October 2003     Business Consultant since           83                 None
(Age 69)                                                      1999 (formerly Professor
2208 Tawny Woods                                              of Finance from 1975 to
Place                                                         1999, College of Business,
Boise, ID 83706                                               Boise State University);
                                                              Chartered Financial
                                                              Analyst.

Thomas C. Theobald       Director      Since October 2003     Partner and Senior                  83         Anixter International
(Age 68)(4)                and                                Advisor, Chicago Growth                        (network support
8 Sound Shore Drive,   Chairman of                            Partners (private equity                       equipment
Suite 203               the Board                             investing) since                               distributor); Ventas,
Greenwich, CT  06830                                          September, 2004 (formerly                      Inc. (real estate
                                                              Managing Director, William                     investment trust);
                                                              Blair Capital Partners                         Jones Lang LaSalle
                                                              (private equity investing)                     (real estate
                                                              from September, 1994 to                        management services)
                                                              September, 2004).                              and Ambac Financial
                                                                                                             (financial insurance
                                                                                                             underwriter)

Anne-Lee Verville        Director      Since October 2003     Retired since 1997                  83         Chairman of the Board
(Age 60)                                                      (formerly General Manager,                     of Directors, Enesco
359 Stickney Hill                                             Global Education Industry,                     Group, Inc. (designer,
Road Hopkinton, NH                                            IBM Corporation (computer                      importer and
03229                                                         and technology) from 1994                      distributor of
                                                              to 1997).                                      giftware and
                                                                                                             collectibles)

Richard L. Woolworth     Director      Served for 12 years    Retired since December              83         Northwest Natural Gas
(Age 64)                                                      2003 (formerly Chairman                        Co. (natural gas
100 S.W. Market Street                                        and Chief Executive                            service provider)
#1500 Portland, OR 97207                                      Officer, The Regence Group
                                                              (regional health insurer);
                                                              Chairman and Chief
                                                              Executive Officer,
                                                              BlueCross BlueShield of
                                                              Oregon; Certified Public
                                                              Accountant, Arthur Young &
                                                              Company)

INTERESTED DIRECTOR:


                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                      POSITION(s)   TERM OF OFFICE                                          FUND
                        HELD        AND LENGTH OF                                          COMPLEX                OTHER
  NAME, ADDRESS         WITH         TIME SERVED*        PRINCIPAL OCCUPATION(s)           OVERSEEN            DIRECTORSHIPS
      AND AGE           FUNDS            (1)             DURING PAST FIVE YEARS         BY DIRECTOR (1)      HELD BY DIRECTOR
-------------------   ---------     ---------------   ------------------------------   -----------------   --------------------
William E. Mayer(2)   Director       Since October    Partner, Park Avenue Equity            85(3)         Lee Enterprises
(Age 65)                                 2003         Partners (private equity)                            (print media), WR
399 Park Avenue                                       since February, 1999 (formerly                       Hambrecht + Co.
Suite 3204                                            Partner, Development Capital                         (financial service
New York, NY 10022                                    LLC from November 1996 to                            provider); First
                                                      February, 1999).                                     Health (healthcare);
                                                                                                           Reader's Digest
                                                                                                           (publishing);
                                                                                                           OPENFIELD Solutions
                                                                                                           (retail industry
                                                                                                           technology provider)



* Each director serves for an indefinite term until the date the director resigns, retires or is removed in accordance with the Bylaws of each Fund.


(1)As of December 31, 2005, the Columbia Complex consisted of 74 open-end and 9 closed end management investment company portfolios. In October 2003, the trustees of the Liberty Funds and Stein Roe Funds were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.


(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds.

(4) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

PRINCIPAL OFFICERS:


                                             TERM OF
                                           OFFICE AND
                          POSITION (s)      LENGTH OF
     NAME, ADDRESS           HELD             TIME                             PRINCIPAL OCCUPATION(s)
        AND AGE           WITH FUNDS         SERVED                            DURING PAST FIVE YEARS
---------------------   ---------------   ------------   ---------------------------------------------------------------------
Christopher L. Wilson      President       Since 2004    Head of Mutual Funds since August, 2004 and Managing Director of the
(Age 48)                                                 Advisor since September, 2005; President of the Columbia Funds,
One Financial Center                                     Liberty Funds and Stein Roe Funds since October, 2004; President and
Boston, MA 02111                                         Chief Executive Officer of the Nations Funds since January, 2005;
                                                         President of the Galaxy Funds since April, 2005; Director of Bank of
                                                         America Liquidity Funds, plc since May, 2005; Director of Bank of
                                                         America Capital Management (Ireland), Limited since May, 2005;
                                                         Director of FIM Funding, Inc. since January, 2005; Senior Vice
                                                         President of Columbia Management Distributors, Inc. since January,
                                                         2005; Director of Columbia Management Services, Inc. since January,
                                                         2005 (formerly Senior Vice President of Columbia Management from
                                                         January, 2005 to August, 2005; Senior Vice President of BACAP
                                                         Distributors LLC from January, 2005 to July, 2005; President and
                                                         Chief Executive Officer, CDC IXIS Asset Management Services, Inc.
                                                         from September, 1998 to August, 2004).

J. Kevin Connaughton       Treasurer       Since 2000    Treasurer of the Columbia Funds since October, 2003 and of the
(Age 41)                                                 Liberty Funds, Stein Roe Funds and All-Star Funds since December,
One Financial Center                                     2000;  Managing Director of the Advisor since September, 2005
Boston, MA 02111                                         (formerly Vice President of Columbia Management from April, 2003 to
                                                         August, 2005; President of the Columbia Funds, Liberty Funds and
                                                         Stein Roe Funds from February, 2004 to October, 2004; Chief
                                                         Accounting Officer and Controller of the Liberty Funds and of the
                                                         All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002; Treasurer, Columbia
                                                         Management Multi-Strategy Hedge Fund, LLC since December, 2002
                                                         (formerly Treasurer from December, 2002 to December, 2004 of the
                                                         Columbia Management Multi-Strategy Hedge Fund, LLC; Vice President of
                                                         Colonial Management Associates, Inc. from February, 1998 to October,
                                                         2000).

Mary Joan Hoene           Senior Vice      Since 2004    Senior Vice President and Chief Compliance Officer of the Columbia
(Age 56)                   President                     Funds, Liberty Funds, Stein Roe Funds and All-Star Funds since
100 Federal Street         and Chief                     August, 2004; Chief Compliance Officer of the Columbia Management
Boston, MA 02110           Compliance                    Multi-Strategy Hedge Fund, LLC since August, 2004; Chief Compliance
                            Officer                      Officer of the BACAP Alternative Strategies Multi-Strategy Hedge Fund
                                                         LLC since October, 2004 (formerly Partner, Carter, Ledyard & Milburn
                                                         LLP from January, 2001 to August, 2004; Counsel, Carter, Ledyard &
                                                         Milburn LLP from November, 1999 to December, 2000; Vice President and
                                                         Counsel, Equitable Life Assurance Society of the United States from
                                                         April, 1998 to November, 1999,).

Michael G. Clarke            Chief         Since 2004    Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein
(Age 36)                   Accounting                    Roe Funds and All-Star Funds since October, 2004; Managing Director
One Financial Center        Officer                      of the Advisor since September, 2005 (formerly Controller of the
Boston, MA 02111                                         Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds
                                                         from May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May, 2004; Vice President, Product Strategy & Development of the
                                                         Liberty Funds and Stein Roe Funds from February, 2001 to June, 2002;
                                                         Assistant Treasurer of the Liberty Funds, Stein Roe Funds and the
                                                         All-Star Funds from August, 1999 to February, 2001; Audit Manager,
                                                         Deloitte & Toche LLP from May, 1997 to August, 1999).

Jeffrey R. Coleman         Controller      Since 2004    Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
(Age 36 )                                                All-Star Funds since October, 2004 (formerly Vice President of CDC
One Financial Center                                     IXIS Asset Management Services, Inc. and Deputy Treasurer of the CDC
Boston, MA 02111                                         Nvest Funds and Loomis Sayles Funds from February, 2003 to September,
                                                         2004; Assistant Vice President of CDC IXIS Asset Management Services,
                                                         Inc. and Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February, 2003; Tax Manager of PFPC, Inc. from November, 1996 to
                                                         August, 2000).

R. Scott Henderson         Secretary       Since 2004    Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds
(Age 46)                                                 since December, 2004 (formerly Of Counsel, Bingham McCutchen from
One Financial Center                                     April, 2001 to September, 2004; Executive Director and General
Boston, MA 02111                                         Counsel, Massachusetts Pension Reserves Investment Management Board
                                                         from September, 1997 to March, 2001).

Board of Directors


      The directors of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The directors meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The directors have created several committees to perform specific functions for the Funds.





AUDIT COMMITTEE

      Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Directors of the Funds. The Audit Committee's functions include making recommendations to the Directors regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2005, the Audit Committee convened seven times.

GOVERNANCE COMMITTEE

      Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Directors of the Funds. The Governance Committee's functions include recommending to the directors nominees for independent directors positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the directors' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the directors who are not affiliated with the Funds' investment advisor. The Governance Committee will consider candidates for directors recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended August 31, 2005, the Governance Committee convened six times.

COMPLIANCE COMMITTEE

      Ms. Kelly, Messrs. Nelson, Simpson, Stitzel and Ms. Verville are members of the Compliance Committee of the Board of Directors of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Funds. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Funds' investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2005, the Compliance Committee convened four times.

ADVISORY FEES & EXPENSES COMMITTEE

      Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Directors of the Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested directors and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2005, the Advisory Fees & Expenses Committee convened nine times.

INVESTMENT OVERSIGHT COMMITTEES

      Beginning in 2004, each director of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and give particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of Funds which they review:

      IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

      IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC#4: Messrs. Nelson, Simpson and Woolworth will be responsible for reviewing Funds in the following asset categories: Large/MultiCap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

The following table sets forth the dollar range of shares owned by each director as of December 31, 2005 of (i) each individual Fund and (ii) all of the funds in the same family of investment companies as the Funds:



                                                         Aggregate Dollar Range of Equity Securities
                             Dollar Range of Equity            Owned in All Funds Overseen by
Name of Trustee              Securities Owned in the Fund           Trustee in the Fund Complex
---------------              ----------------------------           ---------------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker                      $0                               Over $100,000
Janet Langford Kelly           $50,001 - $100,000                       Over $100,000
Richard W. Lowry                       $0                               Over $100,000
Charles R. Nelson              $50,001 - $100,000                       Over $100,000
John J. Neuhauser                      $0                               Over $100,000
Patrick J. Simpson             $10,001 - $50,000                        Over $100,000
Thomas E. Stitzel                      $0                               Over $100,000
Thomas C. Theobald                     $0                               Over $100,000
Anne-Lee Verville*                     $0                               Over $100,000
                               $10,001 - $50,000                        Over $100,000
                               -----------------

Richard L. Woolworth

INTERESTED TRUSTEE

William E. Mayer                       $0                             $50,001 - $100,000



*Includes the value of compensation payable under the deferred compensation plan for independent Trustees of the Fund Complex that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Fund Complex as specified by Ms. Verville.



      As of December 31, 2005, none of the disinterested directors or nominees or members of their immediate families owned any securities of the Advisor or any other entity directly or indirectly controlling, controlled by, or under common control with the Advisor.


Approval of Investment Advisory Contract

      The Fund has entered into an investment advisory contract with the Advisor. The investment advisory contract is subject to annual approval of the Board of Directors, including a majority of disinterested directors. The existing contract for the Fund was considered and approved at in-person meetings of the Fund's Boards of Directors held on October 12, 2005. In determining the reasonableness of the advisory fees under each of the contracts, the directors considered several factors, including:

      - The nature and quality of services provided to the Fund's shareholders,

      -     The profitability of the advisory contract for the Advisor,

      - Fall-out benefits realized by the Advisor from services as advisor to the Fund,

      -     A comparison of fee structures with other mutual funds, and

      - The existence of economies of scale with respect to the provision of investment advice to the Fund.

      In reviewing the quality of services provided by the Advisor, the directors reviewed the performance and expense rankings of the Fund as compared to its peers, based upon information compiled by Lipper, Inc. The directors reviewed the following information: (1) total expense rankings within the Fund's expense group, (2) actual management fee rankings of the Fund within its expense group, (3) contractual management fee rankings of the Fund within its expense group and (4) performance rankings within the Fund's peer universe for the one-, three-, five- and ten-year periods. In addition, the directors reviewed data for the Fund comparing various return rankings of the Fund versus the Fund's actual management or total expense ranking. From this information, an overall Fund assessment ranking is made for the Fund. The Funds received a satisfactory ranking by the directors.

      The directors also reviewed data related to the profitability of the Advisor with respect to its contract with the Fund. The directors considered the additional benefits to the Advisor as a result of its relationship with the Fund. The directors also considered the benefits to affiliates of the Advisor as the result of its management of the Fund.

      After considering these and other factors, and the Fund's specific circumstances, the directors concluded that the Fund's advisory contract with the Advisor was reasonable for the Fund and in the best interests of its shareholders. During their deliberations, the directors requested from the Advisor all information reasonably necessary for the directors to evaluate the advisory contract for the Fund. The disinterested directors were also assisted by, and met separately with, their independent counsel.

      See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Advisor and each Fund's investment advisory contract.

Director Compensation:


      The directors serve as directors/trustees of all open-end funds managed by the Advisor for which each director will receive an annual retainer of $45,000, an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the director fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.






      The following table sets forth compensation earned by the Funds' directors for the fiscal year ended August 31, 2005. No officer of the Funds received any compensation from the Funds in 2005.



                           Pension or
                           Retirement                               Total Compensation from
                            Benefits      Aggregate Compensation   the Fund Complex Paid to
                        Accrued as Part    from the Fund for the     the Trustees for the
                            of Fund          Fiscal Year Ended        Calendar Year Ended
TRUSTEE                    Expenses (b)        August 31, 2005         December 31, 2005
                          ------------        ---------------         -----------------
Douglas A. Hacker             N/A                 $2,170                   $111,277
                                                  ------                   --------
Janet Langford Kelly          N/A                 $2,494                    116,500
                                                  ------                    -------
Richard W. Lowry              N/A                 $2,054                    142,500
                                                  ------                    -------
William E. Mayer              N/A                 $2,398                    147,750
                                                  ------                    -------
Charles R. Nelson             N/A                 $2,302                    111,500
                                                  ------                    -------
John J. Neuhauser             N/A                 $2,152                    137,833
                                                  ------                    -------
Patrick J. Simpson(a)         N/A                 $2,167                    107,500
                                                  ------                    -------
Thomas E. Stitzel             N/A                 $2,306                    113,000
                                                  ------                    -------
Thomas C. Theobald(b)         N/A                 $3,781                    205,500
                                                  ------                    -------
Anne-Lee Verville(c)          N/A                 $2,425                    120,723
                                                  ------                    -------
Richard L. Woolworth          N/A                 $1,970                    106,500
                                                  ------                    -------



(a) During the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2005, Mr. Simpson deferred $2,167 of his compensation from the Mid Cap Growth Fund and $107,500 of his total compensation from the Fund Complex, respectively, pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Simpson's account under the plan was $269,502.



(b) During the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2005, Mr. Theobald deferred $2,570 of his compensation from the Mid Cap Growth Fund and $150,000 of his total compensation from the Fund Complex, respectively, pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Theobald's account under the plan was $______.



(c) During the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2005, Ms. Verville deferred $271 of her compensation from the Mid Cap Growth Fund and $0 of her total compensation from the Fund Complex, respectively, pursuant to the deferred compensation plan. At December 31, 2005, the value of Ms. Verville's account under the plan was $653,275.

Portfolio Managers

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

      The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio manager managed as of the Fund's fiscal year end.

                          OTHER SEC-REGISTERED     OTHER POOLED INVESTMENT
PORTFOLIO MANAGERS       OPEN-END AND CLOSED-END          VEHICLES                 OTHER ACCOUNTS
------------------               FUNDS                    --------                 --------------
                                 -----
                        Number of      Assets      Number of   Assets        Number of      Assets
                         accounts                   accounts                 accounts
Kenneth A. Korngiebel       7       $360 million       0        N/A             20       $446 million

      See "Potential conflicts of interest in managing multiple accounts" for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

Ownership of Securities

      The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio manager listed above at the end of the Fund's most recent fiscal year:

                                   DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
              PORTFOLIO MANAGERS             BENEFICIALLY OWNED
              ------------------             ------------------
Kenneth A. Korngiebel                                $0

Compensation

      As of the Fund's most recent fiscal year end, the portfolio manager received all of his compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Advisor may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

       PORTFOLIO MANAGERS      PERFORMANCE BENCHMARK              PEER GROUP
Kenneth A. Korngiebel       Russell Midcap Growth Index   Morningstar Mid-Cap Growth
                                                                Funds Category

      The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.

Potential conflicts of interest in managing multiple accounts

      Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

      - The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

      - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

      - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

      - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

      - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

      Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

      A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

      "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

      Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

      A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

      A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

      The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

      A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

Share Ownership:

      As of October 31, 2005, each director and all officers and directors, as a group, owned of record or beneficially less than 1% of the outstanding shares of the Fund.

      As of October 31, 2005, to the knowledge of the Fund, no person owned of record or beneficially more than 5% of the outstanding shares of the Fund except the following record owners:

MID CAP GROWTH FUND-A

NAME AND ADDRESS                 PERCENT OF SHARES HELD AT OCTOBER 31, 2005
----------------                 ------------------------------------------
CHARLES SCHWAB & CO. INC.                          14.49
ATTN: MUTUAL FUNDS
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94104-4122

MID CAP GROWTH FUND-C

NAME AND ADDRESS                      PERCENT OF SHARES HELD AT OCTOBER 31, 2005
----------------                      ------------------------------------------
MERRILL LYNCH PIERCE FENNER & SMITH                    14.40
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL  32246-6484

A.G. EDWARDS & SONS                                     6.40
FBO J. GRAHAM RUSSELL
360 MONROE STREET
DENVER, CO 80206-4445

FIRST CLEARING LLC                                      5.26
LEIGH FLOWER FINLEY
97 COMSTOCK HILL AVE
NORWALK, CT  06850

MID CAP GROWTH FUND-D

NAME AND ADDRESS                      PERCENT OF SHARES HELD AT OCTOBER 31, 2005
----------------                      ------------------------------------------
GREG KOYLE                                               8.72
ESNET MANAGEMENT GROUP LLC
DANIEL W. CAMPBELL
4304 N STONECREEK LANE
PROVO, UT  84604-5003

NFS LLC FEBO                                             6.23
FBO JEFFREY H. PATE
624 SALTER PL
WESTFIELD, NJ 07090-1350

NFS LLC FEBO                                             5.60
FBO KAREN WHITNEY
1427 W 86TH STREET #329
INDIANAPOLIS, IN 46260-2103

MID CAP GROWTH FUND-G

NAME AND ADDRESS                      PERCENT OF SHARES HELD AT OCTOBER 31, 2005
----------------                      ------------------------------------------
BANK OF AMERICA NA                                       5.70
JUAN ROSAI
551 AMITY ROAD
WOODBRIDGE, CT  06525-1201

MID CAP GROWTH FUND-Z

NAME AND ADDRESS                      PERCENT OF SHARES HELD AT OCTOBER 31, 2005
----------------                      ------------------------------------------
BANK OF AMERICA NA                                      23.48
ATTN JOAN WRAY
411 N AKARD STREET
DALLAS, TX  75201-3307

CHARLES SCHWAB & CO. INC.                               10.94
SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE
OF CUSTOMERS
ATTN: MUTUAL FUNDS
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94104-4122

PROXY VOTING POLICY AND PROCEDURES

      The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund.

      The Advisor's policy is to vote all proxies for each client's securities in a manner considered by the Advisor to be in the best interest of its clients, including the Fund and its shareholders, without regard to any benefit to the Advisor or its affiliates. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

      The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, or its other clients or certain other persons. A member of the Proxy Committee is prohibited from voting on any proposal with respect to which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

      The Advisor has three classes of proxy proposals. The first two classes are predetermined guidelines to vote for or against specific proposals, unless otherwise directed by the Proxy Committee. The third class is proposals requiring special consideration by the Proxy Committee. In addition, the Proxy Committee considers requests to vote on proposals in the first two classes other than according to the predetermined guidelines.

      The Advisor generally votes in favor of proposals related to the following matters: selection of auditors (unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates), election of directors (unless the proposal gives management the ability to alter the size of the board without shareholder approval), different persons for chairman of the board /chief executive officer (unless, in light of the size of the company and the nature of its shareholder base, the role of chairman and CEO should not be held by different persons), compensation (if provisions are consistent with standard business practices), debt limits (unless proposed specifically as an anti-takeover action), indemnification (unless for negligence and or breaches of fiduciary duty), meetings, name of company, principal office (unless the purpose is to reduce regulatory or financial supervision), reports and accounts (if the certifications required by the Sarbanes-Oxley Act of 2002 have been provided), par value, shares (unless proposed as an anti-takeover action), share repurchase programs, independent committees, and equal opportunity employment.

      The Advisor generally votes against proposals related to the following matters: super majority voting, cumulative voting, preferred stock, warrants, rights, poison pills, reclassification of common stock and meetings held by written consent.

      The Advisor gives the following matters special consideration: new proposals, proxies of investment company shares (other than election of directors, selection of accountants), mergers/acquisitions (proposals where a hostile merger/acquisition is apparent or where the Advisor represents ownership in more than one of the companies involved), shareholder proposals (other than those covered by the predetermined guidelines), executive/director compensation (other than those covered by the predetermined guidelines), pre-emptive rights, and proxies of international issuers which block securities sales between submission of a proxy and the meeting (proposals for these securities are voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with predetermined guidelines).

      In addition, if a portfolio manager or other party involved with an Advisor client or a Fund account concludes that the interest of the client or the Fund requires that a proxy be voted on a proposal other than according to the predetermined guidelines, he or she may request that the Proxy Committee consider voting the proxy differently. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to a predetermined guideline, that person must furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders or any other matter known to the person that would create a potential conflict of interest.

      The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted.

      The Advisor's Proxy Committee is composed of operational and investment representatives of its regional offices as well as senior representatives of equity investments, equity research, compliance and legal. During the first quarter of each year, the Proxy Committee reviews all guidelines and establishes guidelines for expected new proposals. In addition to these reviews and its other responsibilities described above, it's the Proxy Committee's functions include annual review of it's the Advisor's Proxy Voting Policy and Procedures to ensure consistency with internal policies and regulatory agency policies, and to develop and modify voting guidelines and procedures as it deems appropriate or necessary.

      The Advisor uses Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

      The actual voting records of the Fund relating to its portfolio securities during the 12-month period ended June 30, 2005 are available without charge, upon request, by calling 1-800-426-3750, or by accessing the SEC's website at http://www.sec.gov.

                       DISCLOSURE OF PORTFOLIO INFORMATION

      The Board of Directors and Trustees of the Columbia funds have adopted policies with respect to the disclosure of the funds' portfolio holdings by the funds, Columbia Advisors, or their affiliates. These policies provide that the Funds' portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Funds' policies are described below. The Directors/Trustees shall be updated as needed regarding the Funds' compliance with the policies, including information relating to any potential conflicts of interest between the interests of a Fund's shareholders and those of Columbia Advisors and its affiliates. The Funds' policies prohibit Columbia Advisors and the Fund's other service providers from entering into any agreement to disclose fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Funds' shares, third-party service providers, rating and ranking organizations and affiliated persons of the fund.

PUBLIC DISCLOSURES

      Each Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the fund's website at www.columbiafunds.com. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of a Fund's fiscal year). Shareholders may obtain a Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, a Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

      The equity and fixed income Columbia funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                             FREQUENCY OF
TYPE OF FUND         INFORMATION PROVIDED     DISCLOSURE      DATE OF WEB POSTING
------------        -----------------------  ------------  --------------------------
Equity Funds        Full portfolio holdings  Monthly       30 calendar days after
                    information.                           month-end.

Fixed Income Funds  Full portfolio holdings  Quarterly     60 calendar days after the
                    information.                           quarter-end.

      The scope of the information provided relating to a Fund's portfolio that is made available on the website may change from time to time without prior notice.

      For Columbia's money market funds, a complete list of a fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Funds' distributor, Columbia Funds Distributor, at 800-426-3750, One Financial Center, Boston, Massachusetts 02111-2621.

      A Fund, Columbia Advisors or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES

      The Fund's policies provide that non-public disclosures of a Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

      Each Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Advisors and its affiliates, these service providers include any sub-custodians of the Fund's securities, the fund's independent registered public accounting firm, legal counsel, and financial printer, currently Bowne, Inc., and the Funds' proxy voting service, currently Institutional Shareholder Services. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. A Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

      Certain clients of the Funds' investment adviser may follow a strategy similar to that of a Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

          INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES


      Pursuant to the investment contract, the Advisor provides research, advice, and supervision with respect to investment matters and determines which securities to purchase or sell and what portion of the Fund's assets to invest.


      The Advisor provides office space and pays all executive salaries and executive expenses of the Fund. The Fund assumes its costs relating to corporate matters, cost of services to shareholders, transfer and dividend paying agent fees, custodian fees, legal and auditing expenses, disinterested director fees, taxes and governmental fees, interest, brokers' commissions, transaction expenses, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase, or redemption of its shares, expenses of registering or qualifying its shares for sale, transfer taxes, and all other expenses of preparing its registration statement, prospectuses, and reports.

      Class R shares have not commenced operations and are not publicly offered at the present time. Fees paid by the Fund and expenses incurred by the Fund as reported below are Fund-level expenses paid by shares of the Fund outstanding as of the periods being reported.

      Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund.

      Effective November 1, 2004, pursuant to an amendment to the Investment Management Agreement with the Advisor, the advisory fee for the following Fund is calculated as a percentage of net assets that declines as net assets increase and is as follows:

  Mid Cap Growth Fund 0.820% of the Fund's first $500 million of net assets;
                      0.750% of next $500 million of net assets;
                      0.720% of next $500 million of net assets; and 0.670% of net assets in excess of $1.5 billion.

      Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

      Prior to November 1, 2004, the advisory fee for the Fund was calculated as a percentage of net assets that declined as net assets increased and was as follows:

   Mid Cap Growth Fund 1.000% of the Fund's first $500 million of net assets;
                       0.750% of net assets in excess of $500 million.

   Advisory fees paid by the Fund for each of the last three fiscal years were as follows:

FUND                    2005        2004         2003*
----                 ----------  -----------  -----------
Mid Cap Growth Fund  $6,887,146  $ 8,813,801  $ 5,318,563

----------
* The Fund changed its fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

      The Advisor provides certain administrative services to the Fund. Effective November 1, 2005, the Fund entered into an Administrative Agreement with the Advisor. For services provided under the Administrative Agreement, the Fund will pay the Advisor an annual fee, payable monthly, based on the Fund's net assets. The Advisor has delegated responsibility for certain administrative services to State Street. For periods before November 1, 2005, the Fund paid the Adviser fees under a similar Administrative Agreement at the same rates.

      CMS acts as transfer agent, dividend disbursing agent and shareholders' servicing agent for the Fund. Its address is P.O. Box 8081, Boston Massachusetts 02266-8081. Effective November 1, 2005, the Fund entered into a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with CMS, under which CMS will provide transfer agency, dividend disbursing and shareholders' servicing agency services to the Fund. For these services, the Fund will pay CMS a specified amount per open account per annum, payable monthly. In addition the Fund may pay CMS the fees and expenses that CMS pays to third-party dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to a specified percentage of the Fund's net assets represented by the account. The Fund will also reimburse CMS for certain out-of-pocket expenses. CMS may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due CMS from shareholders of the Fund and interest (net of bank charges) and balance credits earned with respect to balances in demand deposit accounts CMS maintains in connection with its services to the Fund. CMS has retained Boston Financial Data Services, Inc. and DST Systems, Inc. to provide certain services for the Fund.

      The transfer agent fees paid to CMS for the fiscal year ended August 31, 2005 under the transfer agent agreement were $831,320 for the Mid Cap Growth Fund,. The transfer agent fees paid by Mid Cap Growth Fund are net of transfer agent fees waived by CMS.

      The Advisor provides certain pricing and bookkeeping services to the Fund. Effective November 1, 2005, the Fund entered into a Pricing and Bookkeeping Agreement with the Advisor. For services provided under the Pricing and Bookkeeping Agreement, the Fund will pay the Advisor an annual fee, payable monthly, consisting of: (i) a fixed fee plus an asset-based fee for fund accounting services ("Fund Accounting Fee"); (ii) a fixed fee for financial reporting services ("Financial Reporting Fee"); (iii) a fixed fee for fair value pricing services ("Fair Value Pricing Fee") and (iv) a fixed fee for each additional portfolio manager managing a portion of the Fund ("Multi-Manager Fee"). During any 12-month period, the aggregate Fund Accounting Fee and Financial Reporting Fee for the Fund will not exceed a specified maximum amount. The Fund will also reimburse the Advisor for its internal direct costs related to fund accounting, security valuation and monitoring, budgeting and approving fund expenses. The Advisor has delegated responsibility for certain pricing and bookkeeping functions to State Street Bank and Trust Company ("State Street"). For periods before November 1, 2005, the Fund paid the Adviser fees under a similar Pricing and Bookkeeping Agreement at different rates, based in part on the Fund's net assets, subject to a minimum amount per annum. The Fund also reimbursed the Adviser for certain out-of-pocket expenses.

      Columbia Management Distributors, Inc. ("CMD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Fund, and is authorized under a distribution agreement with the Fund to sell shares of the Fund. CMD has no obligation to buy the Fund's shares, and purchases the Fund's shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors. Shareholders of the Fund's Class R shares do not pay a sales charge upon purchase or sale of the Fund's shares.

      The Advisor and CMS are wholly owned subsidiaries of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of Bank of America Financial Corporation ("Bank of America"). CMD is a wholly owned subsidiary of the Advisor. Bank of America and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

                             PORTFOLIO TRANSACTIONS

      The Fund will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices, or the Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held. This may result in a higher portfolio turnover rate and increase the Fund's transaction costs, including brokerage commissions. To the extent short-term trades result in gains on securities held less than one year, shareholders will be subject to taxes at ordinary income rates. See "TAXES" in this Statement of Additional Information.

      The Fund may purchase portfolio securities through a securities broker and pay the broker a commission, or it may purchase the securities directly from a dealer which acts as principal and sells securities directly for its own account without charging a commission. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. The Fund may also purchase securities from underwriters, the price of which will include a commission or discount paid by the issuer to the underwriter. There is generally no stated commission in the case of fixed income securities that are traded in the over-the-counter market, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up.

      Prompt execution of orders at the most favorable price will be the primary consideration of the Fund in transactions where fees or commissions are involved. Additional factors considered by the Advisor in selecting brokers to execute a transaction include the: (i) professional capability of the executing broker and the value and quality of the brokerage services provided; (ii) size and type of transaction; (iii) timing of transaction in the context of market prices and trends; (iv) nature and character of markets for the security to be purchased or sold; (v) the broker's execution efficiency and settlement capability; (vi) the broker's experience and financial stability and the execution services it renders to the Advisor on a continuing basis; and (vii) reasonableness of commission. The Fund recently adopted policies prohibiting the Fund from directing commissions to any broker-dealer for sale of the Fund's shares.

      Research, statistical, and other services offered by the broker also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. A commission in excess of the amount of a commission another broker or dealer would have charged for effecting a transaction may be paid by a Fund if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to the Fund.

      The Advisor receives a significant amount of proprietary research from a number of brokerage firms, in most cases on an unsolicited basis. The Advisor does not make any commitments to allocate brokerage for proprietary research. The value of that research, however, is considered along with other factors in the selection of brokers. This research is considered supplemental to the Advisor's own internal research and does not, therefore, materially reduce the overall expenses incurred by the Advisor for its research. On a semi-annual basis, the Advisor's research analysts and portfolio managers participate in a detailed internal survey regarding the value of proprietary research and the skills or contributions made by the various brokerage analysts to the Advisor's investment process. Firms are then confidentially ranked based on that survey. Brokerage allocations are then made, as much as reasonably possible, based on those rankings.

      The Advisor may use the Fund's commissions to acquire third party research or products that are not available through its full-service brokers. In these arrangements, the Advisor pays an executing broker a commission equal to the average rate paid on all other trades and achieves what it believes is best execution on the trade. The executing broker then uses a portion of the commission to pay for a specific research service or product provided to the Advisor. Proposed research to be acquired in this manner must be approved by the Advisor's Soft Dollar Committee which is responsible for determining that the research provides appropriate assistance to the Advisor in connection with its investment management of the Fund and that the price paid with broker commissions is fair and reasonable.

      The receipt of proprietary and third party research services or products from brokers or dealers might be useful to the Advisor and its affiliates in rendering investment management services to the Fund or other clients. Conversely, research provided by brokers or dealers who have executed orders on behalf of other clients of the Advisor and its affiliates might be useful to the Advisor in carrying out its obligations to the Fund.

Total brokerage commissions paid (agency only) by the Fund for each of the last three fiscal years were:


FUND                    2005        2004       2003*        2002
-------------------  ----------  ----------  ----------  ----------
Mid Cap Growth Fund  $2,899,948  $4,568,079  $2,792,191  $2,756,879


----------
* The Fund changed its fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

      Of the commissions paid in 2005, the Mid Cap Growth Fund paid $_____ to acquire third-party research or products.

      At August 31, 2005, the Fund held securities of its regular brokers or dealers as set forth below:

      FUND                 BROKER/DEALER     VALUE


      MID CAP GROWTH FUND  None


      Provided the Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During 2004, the Fund periodically used W.R. Hambrecht, an affiliated broker-dealer of the Advisor to execute purchase and sale orders.

      The aggregate dollar amount of brokerage commissions paid to W.R. Hambrecht for the fiscal year 2004 is as follows:

FUND                  2004
-------------------  ------
Mid Cap Growth Fund  $9,785


      The Fund paid no brokerage commissions to W.R. Hambrecht or Bank of America Securities in fiscal year 2005.



      For all years, the aggregate dollar amount of purchase and sale transactions and total broker commissions were less than 1% of the Fund's total purchase and sale transactions and broker commissions. In addition to agency transactions, the Fund may purchase securities from an underwriting syndicate in which an affiliate is a member of the underwriting syndicate. Such trades will be executed in accordance with the rules and regulations of the 1940 Act, as well as procedures adopted by the Fund.


      Buy and sell orders of a Fund may be aggregated by the Advisor with other trades made at the regional trading desk at which the trade is completed with those of other Funds or accounts or other investment pools managed by the Advisor or affiliates of the Advisor to achieve best execution, and, on the average, lower brokerage commission costs. Orders are aggregated only if the Advisor, in the exercise of its investment discretion, believes such aggregation is consistent with its duty to seek best execution and if each client involved in the order is treated fairly and on an equitable basis. Each client that participates in an aggregated order will typically participate at the average share price for all transactions in that order, with all transaction costs shared on a pro rata basis. Absent unusual circumstances, an aggregated order that is only partially completed by the Advisor will be allocated to each client on a pro rata basis based on the percentage of the combined order actually filled. Notwithstanding the above, the Advisor may execute buy and sell orders for clients and take action in performance of its duties with respect to any of its clients that may differ from actions taken with respect to another client with similar investment policies and objectives, so long as the Advisor shall, to the extent practical, allocate investment opportunities to clients over a period of time on a fair and equitable basis and in accordance with applicable law.

      Allocations among accounts managed by the Advisor of investments in initial and secondary public offerings ("IPOs and "SPOs," jointly "POs") are made pursuant to Guidelines (the "Guidelines") established by the Advisor. The Guidelines establish which accounts are eligible to participate in a particular PO and what level of participation is permitted. After eligible accounts are identified, each manager receives, on behalf of his or her accounts, a pro rata share of such allocation. The allocation by the manager among his or her accounts is further divided among such accounts on a pro rata basis. A manager may decline to participate in an offering, or may elect to not have all accounts participate, even if his or her accounts are eligible to participate pursuant to the guidelines if he or she believes that the PO is not appropriate for his or her accounts or an individual account. A manager who declines to participate must document the basis of his or her decision not to participate. Over time, allocations to eligible accounts for which an PO opportunity is appropriate will be made on a fair and equitable basis.

      The Advisor, CMD and the Funds maintain a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (the "Ethics Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The Ethics Code does not prohibit employees from purchasing securities that may be purchased or held by the Funds, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Funds or the Advisor's other clients or take unfair advantage of their relationship with the Advisor. The specific standards in the Ethics Code include, among others, a requirement that trades of all access persons be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers trading in a security five business days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as U.S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Ethics Code because they present little or no potential for abuse. In addition to the trading restrictions, the Ethics Code contains reporting obligations that are designed to ensure compliance and allow the Advisor's Ethics Committee to monitor that compliance.

      The Advisor and the Funds have also adopted an Insider Trading Policy. The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Ethics Code and the Insider Trading Policy.

                       CAPITAL STOCK AND OTHER SECURITIES

      The Fund is an Oregon corporation and was organized in the year set forth below opposite its name.

FUND                 DATE
-------------------  ----
Mid Cap Growth Fund  1985

      The Fund offers the following classes of shares pursuant to a Rule 18f-3 Plan (the "Plan") adopted by the Directors in accordance with the 1940 Act:
Class A, B, C, D, G, T and Z. A Statement of Additional Information pertaining to these other classes of shares of the Fund may be obtained from CMD upon request; the information presented within this Statement of Additional Information pertains to Class R shares of the Fund, which are expected to be offered in 2006. Shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other relative rights, preferences, limitations, and terms and conditions, except that: (1) each class has a different designation, (2) each class of shares bears any expenses attributable to a class as set forth in the Plan and the relevant Prospectus, (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution and service plan adopted under Rule 12b-1, if any, and (4) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class has the particular features described below. The differences among the classes of the Fund are subject to change by action of the Board of Directors of the Fund and to the extent permitted by the 1940 Act and the Fund's articles of incorporation and bylaws. All issued and outstanding shares of the Fund are fully paid and nonassessable. Shares have no preemptive rights. Fractional shares have the same rights proportionately as full shares. The shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50 percent of the shares of the Fund, voting for the election of directors, can elect all the directors.

      Any reference to the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of a Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting, if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (ii) more than 50 percent of the outstanding shares, whichever is less.

                           DISTRIBUTION AND SERVICING


DISTRIBUTION PLAN



      The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Fund's Class A, B, C, D and G shares. Under the 12b-1 Plan, the Fund pays CMD a monthly distribution fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class R shares.



      The monthly distribution fees shall be used by CMD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CMD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Fund's shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above; or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.



      Shareholder Liaison Services may include the following services provided by FSFs: (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (b) processing dividend payments; and (d) providing periodic mailings to customers.



      CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs.



TERMS OF THE DISTRIBUTION PLAN



      CMD has advised the Fund that the Distribution Plan could be significant factors in the growth and retention of the Fund's assets, resulting in a more advantageous expense ratio, increased investment flexibility and a greater ability to attract and retain research and portfolio management talent, which could benefit Class R of the Fund's shareholders. The Distribution Plan will continue in effect from year to year so long as their continuance is specifically approved at least annually by a vote of the Directors, including the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements ("Independent Directors"), and, with respect to the Distribution Plan, cast in person at a meeting called for the purpose. All material amendments of the Distribution Plan must be approved by the Directors in the manner provided in the foregoing sentence. The Distribution Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares. The Distribution Plan may be terminated at any time by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Distribution Plan will only be effective if the selection and nomination of the Directors who are not interested persons of the Funds is effected by such Independent Directors.



      Class R shares of the Fund have paid no 12b-1 fees as of the date of this Statement of Additional Information.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES AND REDEMPTIONS

      A detailed discussion of how you may purchase, redeem and exchange each class of shares in the Fund is discussed in the Prospectus.s. The following information and policies are supplemental to that found in the applicable Prospectus.

      The Fund will generally accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to a Fund before the Fund processes that day's transactions. If the FSF fails to transmit before a Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the New York Stock Exchange ("Exchange") on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

      The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs. Class R shares will be offered without a sales charge.

      Checks presented for the purchase of shares of a Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gifts checks, credit card convenience checks, credit cards, cash and bank counter (starter checks) are not accepted.

      CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

      Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described in the Prospectus. Certificates will not be issued. Shareholders may send any certificates to CMS for deposit to their account.

      In addition to the commissions specified in the Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

      Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

      In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

      In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

      CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
ADP Clearing
Advest
AEGON/Transamerica
AG Edwards
AIG Companies
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
AXA Advisors
Bank of America
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
Bysis Retirement
C N A Trust
Ceridian Retirement
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones
E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity

First Union Bank of NC
Financial Data Services
Fleet Boston Financial
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hartford Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
Northeast Retirement Services
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird

Royal Alliance
RSM McGladrey Inc.
Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
Unified Trust
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

      The following special purchase programs/investor services may be changed or eliminated at any time.

      AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of the Fund may be purchased through the Automatic Investment Plan. Preauthorized monthly electronic funds transfers for a fixed amount of at least $50 ($25 for Individual Retirement Accounts ("IRAs")) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds from the transfer. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

      AUTOMATED DOLLAR COST AVERAGING. The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your Fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same class of shares by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

      Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

      An exchange is generally a capital sale transaction for federal income tax purposes. You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of Funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.

      You should consult your FSF to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

      TAX-SHELTERED RETIREMENT PLANS. CMD offers prototype tax-qualified plans, including Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company serves as Trustee of CMD prototype plans and charges a $20 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

      Participants in non-CMD prototype Retirement Plans (other than IRAs) also are charged a $20 annual fee unless the plan maintains an omnibus account with CMS. Participants in CMD prototype Plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a CMD IRA Rollover account in any Fund, or if the Plan maintains an omnibus account.

      Consultation with a competent financial and tax advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

      TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification number available when calling.

      CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

      AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

HOW TO SELL SHARES

      Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

      To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable CDSC) next calculated after a Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders and other legal entities. Call CMS for more information at 1-800-345-6611.

      FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price. FSFs are responsible for furnishing all necessary documentation to CMS and may charge for this service.

      SYSTEMATIC WITHDRAWAL PLAN. The shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

      A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

      A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

      SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

      The Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

      The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

      Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in street name must be made payable to the back office via the NSCC.

      TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-345-6611 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account, or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions may apply to retirement plan accounts.

      NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

         Distributions are invested in additional shares of the same class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by CMS is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

HOW TO EXCHANGE SHARES

      Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) distributed by CMD on the basis of the NAVs per share at the time of exchange. The prospectus of each Fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain of these funds are not available to residents of all states. Consult CMS before requesting an exchange.

      By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other funds are available from the CMD Literature Department by calling 1-800-426-3750.

      A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

      Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

      An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

      The Fund also reserves the right to close a shareholder account if the shareholder's actions are deemed to be detrimental to the Fund or its shareholders, including, without limitation, violating the exchange policy set forth in its Prospectus. If the Fund redeems shares, payment will be made promptly at the current net asset value. A redemption may result in a realized capital gain or loss.

PRICING OF SHARES

      The net asset value ("NAV") per share of the Fund is determined by the Advisor, under procedures approved by the directors, as of the close of regular trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business and at other times determined by the directors. The NAV per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

      The Fund may suspend the determination of the NAV of a Fund and the right of redemption for any period (1) when the NYSE is closed, other than customary weekend and holiday closings, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to determine the value of the Fund's assets, or (4) as the SEC may by order permit for the protection of security holders, provided the Fund complies with rules and regulations of the SEC, which govern as to whether the conditions prescribed in (2) or (3) exist. The NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

      For purposes of calculating the NAV of the Fund's shares, the following procedures are utilized whenever applicable. The Fund's equity securities are valued at the last sale price on the securities exchange or national securities markets at which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued using the last bid price. Each Fund purchasing debt securities uses market value to value such securities as quoted by an independent pricing service, dealers who are market makers in the securities or by procedures and guidelines approved by the Fund's Board of Directors. Market values are generally based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Certain securities for which daily market quotations are not readily available, or for which the Advisor believes the quotations do not accurately value the security in question, may be fair valued by the Advisor, pursuant to guidelines established by the Fund's Board of Directors.

      The value of assets or liabilities initially expressed in a foreign currency will, on a daily basis, be converted into U.S. dollars. Foreign securities will generally be valued based upon the most recent closing price on their principal exchange, or based upon the most recent price obtained by the Fund, if the security is not priced on an exchange, even if the close of that exchange or price determination is earlier than the time of the Fund's NAV calculation. In the case of such foreign security, if an event that is likely to affect materially the value of a portfolio security occurs between the time the foreign price is determined and the time the Fund's NAV is calculated, it may be necessary to value the security in light of that event.

                                    CUSTODIAN


      State Street Bank & Trust Company (the "Custodian"), 2 Avenue de Lafayette, Boston, Massachusetts 02111-2900 acts as the Funds' general custodian, for both domestic and foreign securities. The Custodian holds securities and cash of the Funds, receives and pays for securities purchased, delivers against payment securities sold, receives and collects income from investments, makes all payments covering expenses of the Funds, and performs other administrative duties, all as directed by authorized officers of the Advisor. The Custodian does not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.



      Portfolio securities purchased in the United States are maintained in the custody of the Custodian. Portfolio securities purchased outside the United States by the Fund are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with the Custodian (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of the Fund has been approved by the Board of Directors of the Fund or, in the case of foreign securities, by the Custodian, as a delegate of the Board of Directors, all in accordance with regulations under the 1940 Act.


      The Advisor determines whether it is in the best interest of the Fund and their shareholders to maintain the Fund's assets in each of the countries in which the Fund invests ("Prevailing Market Risk"). The review of Prevailing Market Risk includes an assessment of the risk of holding a Fund's assets in a country, including risks of expropriation or imposition of exchange controls. In evaluating the foreign sub-custodians, the Board of Directors, or its delegate, will review the operational capability and reliability of the foreign sub-custodian. With respect to foreign investments and the selection of foreign sub-custodians, however, there is no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and cost of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or the application of foreign law to a Fund's foreign sub-custodial arrangement. Accordingly, an investor should recognize that the risks involved in holding assets abroad are greater than those associated with investing in the United States.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      PricewaterhouseCoopers LLP ("PwC"), 125 High Street, Boston, Massachusetts, 02110, is the Fund's independent Registered Public Accounting Firm. In addition to examining the financial statements of the Fund, PwC assists in the review of the tax returns of the Fund and in certain other matters.

                                      TAXES

FEDERAL INCOME TAXES

      The Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Code. The Fund believes it satisfies the tests to qualify as a regulated investment company. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and distributions would generally be taxable as ordinary dividend income to the shareholders.

      To qualify as a regulated investment company for any taxable year, the Fund must, among other things:

      (a) derive at least 90 percent of its gross income from dividends; interest; payments with respect to securities loans; gains from the sale or other disposition of stock, securities, or foreign currencies; other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; or net income from an interest in qualified publicly traded partnerships (the "90 Percent Test"); and

      (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) 50 percent or more of the value of the assets of the Fund consists of cash, government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5 percent of the value of the assets of the Fund and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of the assets of the Fund is invested in either the securities (other than government securities or securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements or the securities of one or more qualified publicly traded partnerships (the "Diversification Test"). In addition, a Fund must file, or have filed, a proper election with the Internal Revenue Service.

      Part I of Subchapter M of the Code will apply to the Fund during a taxable year only if it meets certain additional requirements. Among other things, the Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends and exempt interest dividends) at least equal to the sum of 90 percent of its investment company taxable income (computed without any deduction for dividends paid) and 90 percent of its tax-exempt interest (net of expenses attributable to such interest), and (b) either (i) have been subject to Part I of Subchapter M for all taxable years ending on or after November 8, 1983 or
(ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

      A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed as a "capital gain dividend" is taxed to the Fund at corporate capital gain tax rates. The policy of the Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders. Under rules that are beyond the scope of this discussion, certain capital losses and certain net foreign currency losses resulting from transactions occurring in November and December of a taxable year may be taken into account either in that taxable year or in the following taxable year.

      If any net capital gains (i.e. the excess of net long-term capital gains over net short-term capital losses) are retained by the Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as credits against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

      SPECIAL ASPECTS OF 90 PERCENT TEST WITH RESPECT TO FOREIGN CURRENCY. For purposes of the 90 Percent Test, foreign currency gains that are not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income by regulation. No such regulations, however, have been issued.

      Unless an exception applies, the Fund may be required to recognize some income with respect to foreign currency contracts under the mark-to-market rules of Section 1256 even though that income is not realized. Special rules under Sections 1256 and 988 of the Code determine the character of any income, gain, or loss on foreign currency contracts.

      HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

      Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

      OTHER FUNDS. Shareholders of the Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. Income distributions to corporate shareholders from the Fund may qualify, in whole or part, for the federal income tax dividends-received deduction, depending on the amount of qualifying dividends received by the Fund. Qualifying dividends may include those paid to the Fund by domestic corporations but do not include those paid by foreign corporations. The dividends-received deduction equals 70 percent of qualifying dividends received from the Fund by a shareholder, and is subject to a holding period requirement. In addition, qualifying dividends are includable in adjusted current earnings for purposes of computing the corporate alternative minimum tax.

      GENERAL CONSIDERATIONS. Distributions from the Fund will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions properly designated by any Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders at the applicable long-term capital gains rate, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income; however, as a result of 2003 legislation, for taxable years beginning on or before December 31, 2008 qualified dividend income distributions to individuals generally are taxed at the same rate that applies to long-term capital gains, subject to holding period requirements with respect to shareholders and the Fund as well as other requirements. For this purpose, long-term capital gain rates apply to the extent that the Fund receives dividends from domestic or qualifying foreign corporations and the Fund meets holding period and other requirements. Generally, a dividend received from a foreign corporation will not be treated as qualified dividend income if the foreign corporation is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company or, for taxable years of foreign corporations beginning on or before December 31, 2004, as a foreign personal holding company or a foreign investment company. If the aggregate qualified dividends received by the Fund during any taxable year are 95 percent or more of its gross income, then 100 percent of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss. Any loss that is realized and allowed on redemption of shares of the Fund six months or less from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose, Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.

      Long term capital gains rates have been temporarily reduced, in general, to 15 percent, with lower rates applying to taxpayers in the 10-percent and 15-percent rate brackets for taxable years beginning on or before December 31, 2008.

      The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held more than 12 months, and otherwise as a short-term capital loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly-purchased shares will be adjusted to reflect the disallowed loss.

      Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of capital. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

      Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Within 60 days after the close of each calendar year, the Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior calendar year's distributions which the Fund has designated to be treated as long-term capital gain.


      Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the federal AMT.



      Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

      The Fund is generally required to obtain from its shareholders a certification of the shareholder's taxpayer identification number and certain other information. The Fund generally will not accept an investment to establish a new account that does not comply with this requirement. With respect to amounts paid through 2010, if a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold 28 percent of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service, for credit toward the shareholder's federal income taxes. The backup withholding rate will be 31 percent for amounts paid after December 31, 2010. A shareholder's failure to provide a social security number or other tax identification number may subject the shareholder to a penalty of $50 imposed by the Internal Revenue Service. In addition, that failure may subject the Fund to a separate penalty of $50. This penalty will be charged against the shareholder's account, which will be closed. Closure of the account may result in a capital gain or loss.


      If the Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

      A special tax may apply to the Fund if it fails to make enough distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98 percent of the ordinary income for the calendar year plus (b) 98 percent of the capital gain net income for the one-year period that ends on October 31 during the calendar year (or for the calendar year itself if the Fund so elects), plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4 percent applies to the shortfall.

      The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2 percent of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." The Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by any of the Fund.

      The Fund may purchase zero coupon bonds (or other discounted debt securities) and payment-in-kind ("PIK") bonds. With respect to zero coupon bonds, the Fund recognizes original-issue-discount income ratably over the life of the bond even though the Fund receives no payments on the bond until the bond matures. With respect to PIK bonds, the Fund recognizes interest income equal to the fair market value of the bonds distributed as interest. Because the Fund must distribute 90 percent of its income to remain qualified as a registered investment company, the Fund may be forced to liquidate a portion of its portfolio (possibly at a time when it is not advantageous to do so) to generate cash to distribute to its shareholders with respect to original-issue-discount income from zero coupon bonds and interest income from PIK bonds.

      The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

FOREIGN INCOME TAXES

      The Mid Cap Growth Fund may invest in foreign securities. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to a Fund. These foreign taxes will reduce a Fund's distributed income and a Fund's return. The Fund generally expects to incur, however, no foreign income taxes on gains from the sale of foreign securities.

      The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The Fund intends to take advantage of such treaties where possible. It is impossible to predict with certainty the effective rate of foreign taxes that will be paid by the Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.


      NON-U.S. SHAREHOLDERS. Capital gain dividends will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts

(i) with respect to distributions (other than distributions to a foreign person
(w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. The Fund has not determined whether it will make such designations.



      If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.



Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.



      Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.



      INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. Investment by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the Fund may be able to elect to treat a PFIC as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. It is anticipated that any taxes on the Fund with respect to investments in PFICs would be insignificant.


INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

         The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, certain income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events.

These regulations are also expected to provide that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

      In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

STATE INCOME TAXES

      Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the Fund.

ADDITIONAL INFORMATION

      The foregoing summary and the summary included in the Prospectus under "Distributions and Taxes" of tax consequences of investment in the Fund are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change, prospectively or retroactively, by legislative or administrative action. Local taxes are beyond the scope of this discussion. Prospective investors in the Fund are urged to consult their own tax advisors regarding specific questions as to federal, state, or local taxes.

      Recent Tax Shelter Reporting Regulations. Under recently promulgated Treasury regulations, if a shareholder recognizes a loss under Section 165 of the Code with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

      This discussion applies only to general U.S. shareholders. Foreign investors and U.S. shareholders with particular tax issues or statuses should consult their own tax advisors regarding the special rules that may apply to them.




                              FINANCIAL STATEMENTS

      The Fund's most recent Annual and Semi-Annual Reports to shareholders are separate documents that will be supplied with this Statement of Additional Information upon the commencement of operations of the Fund's Class R shares. The financial statements, accompanying notes and report of independent registered public registered accounting firm appearing in the Annual Reports, and the financial statements and accompanying notes appearing in the Semi-Annual Report are incorporated by reference into this Statement of Additional Information. As Class R shares of the Fund have not yet commenced operations, information for these shares is not included in current shareholder reports.

                                   APPENDIX I



                    COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005



POLICY:



ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.



CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:



      1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.



      2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.



CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.



OVERVIEW:



CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.



PROCEDURE:



I. ACCOUNT POLICIES



Except as otherwise directed by the client, CMA shall vote as follows:



SEPARATELY MANAGED ACCOUNTS



CMA shall vote proxies on securities held in its separately managed accounts.



COLUMBIA TRUST COMPANY (CTC) TRUST POOLS



CMA shall vote proxies on securities held in the trust pools.



CMG FAMILY FUNDS/CMA FUND TRUST


----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, LLC

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.



COLUMBIA PRIVATE PORTFOLIO



CMA shall vote proxies on securities held in its separately managed accounts.



ALTERNATIVE INVESTMENT GROUP



CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.



The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.



Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.



Process



AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.



II. PROXY COMMITTEE



CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.



The Proxy Committee's functions shall include, in part,



      (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;



      (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;



      (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and



      (d) development and modification of Voting Procedures, as stated in
      Section V, as it deems appropriate or necessary.



The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.



III. CONFLICTS OF INTEREST



With Other Bank of America Businesses



Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have


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


interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.



Within CMA



Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.



Management of Conflicts



CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.



      1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.



      2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.



      3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.



      4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:



            - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and



            - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:



                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or



                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.



Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:



1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.



2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.



3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.


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


IV. VOTING GUIDELINES



A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:



1. Matters Relating to the Board of Directors/Corporate Governance



CMA generally will vote FOR:



      - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.



            However, CMA generally will WITHHOLD votes from pertinent director nominees if:



                  (i) the board as proposed to be constituted would have more than one-third of its members from management;



                  (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);



                  (iii) the nominee, as a member of the audit committee,
                        permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);



                  (iv) a director serves on more than six public company boards;



                  (v) the CEO serves on more than two public company boards other than the company's board.



            On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.



      - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.



      - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.



CMA generally will vote FOR:



      - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:



                  -     Established governance standards and guidelines.



                  - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.



                  - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.



                  - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.



                  - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

                  - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.



      - Proposals that grant or restore shareholder ability to remove directors with or without cause.



      - Proposals to permit shareholders to elect directors to fill board vacancies.



      - Proposals that encourage directors to own a minimum amount of company stock.



      -     Proposals to provide or to restore shareholder appraisal rights.



      -     Proposals to adopt cumulative voting.



      -     Proposals for the company to adopt confidential voting.



CMA generally will vote AGAINST:



      - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.



      - Proposals that give management the ability to alter the size of the board without shareholder approval.



      - Proposals that provide directors may be removed only by supermajority vote.



      -     Proposals to eliminate cumulative voting.



      - Proposals which allow more than one vote per share in the election of directors.



      - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.



      - Proposals that mandate a minimum amount of company stock that directors must own.



      -     Proposals to limit the tenure of non-management directors.



CMA will vote on a CASE-BY-CASE basis in contested elections of directors.



CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:



      - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND
            (ii) if the director's legal expenses would be covered.



      - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.


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


      - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.



2. Compensation



CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.



CMA generally will vote FOR:



      - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.



      -     Proposals asking a company to expense stock options.



      -     Proposals to put option repricings to a shareholder vote.



      - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.



CMA generally will vote AGAINST:



      - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.



      - Proposals to authorize the replacement or repricing of out-of-the money options.



CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.



3. Capitalization



CMA generally will vote FOR:



      - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.



            For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.



      - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.



      - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.


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


      - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.



4. Mergers, Restructurings and Other Transactions



CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.



5. Anti-Takeover Measures



CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:



Poison Pills



      - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.



      - CMA generally votes FOR shareholder proposals to eliminate a poison pill.



      - CMA generally votes AGAINST management proposals to ratify a poison pill.



Greenmail



      - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.



Supermajority vote



      - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.



Control Share Acquisition Provisions



            - CMA will vote FOR proposals to opt out of control share acquisition statutes.



6. Other Business Matters



CMA generally will vote FOR:



      - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.



      - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:



                  -     Credible reason exists to question:



                            - The auditor's independence, as determined by applicable regulatory requirements.



                            - The accuracy or reliability of the auditor's opinion as to the company's financial position.



                  - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.



      - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).



      - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.


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


CMA generally will vote AGAINST:



      - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.



      - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.



      - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.



CMA will vote AGAINST:



      - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.



CMA will vote on a CASE-BY-CASE basis:



      - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.



      - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.



CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:



      - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and



      - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.



7. Other Matters Relating to Foreign Issues
CMA generally will vote FOR:



      - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.



      - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.



      - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.



      - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.



      - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.



      - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.



8.  Investment Company Matters


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


Election of Directors:



CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:



      -     Board structure



      -     Attendance at board and committee meetings.



CMA will WITHHOLD votes from directors who:



      - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.



      - Ignore a shareholder proposal that is approved by a majority of shares outstanding;



      - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;



      - Are interested directors and sit on the audit or nominating committee; or



      - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.



Proxy Contests:



CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:



      -     Past performance relative to its peers



      -     Market in which fund invests



      - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)



      - Past shareholder activism, board activity and votes on related proposals



      -     Strategy of the incumbents versus the dissidents



      -     Independence of incumbent directors; director nominees



      -     Experience and skills of director nominees



      -     Governance profile of the company



      -     Evidence of management entrenchment



Converting Closed-end Fund to Open-end Fund:



CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:



      -     Past performance as a closed-end fund



      -     Market in which the fund invests



      -     Measures taken by the board to address the discount



      - Past shareholder activism, board activity, and votes on related proposals.



Investment Advisory Agreements:



CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:



      -     Proposed and current fee schedules



      -     Fund category/investment objective


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


      -     Performance benchmarks



      -     Share price performance as compared with peers



      -     Resulting fees relative to peers



      -     Assignments (where the adviser undergoes a change of control)



Approving New Classes or Series of Shares:



CMA will vote FOR the establishment of new classes or series of shares.



Preferred Stock Proposals:



CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:



      -     Stated specific financing purpose



      -     Possible dilution for common shares



      -     Whether the shares can be used for antitakover purposes



Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):



CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:



      -     Potential competitiveness



      -     Regulatory developments



      -     Current and potential returns



      -     Current and potential risk



CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.



Changing a Fundamental Restriction to a Non-fundamental Restriction:



CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:



      -     Fund's target investments



      -     Reasons given by the fund for the change



      -     Projected impact of the change on the portfolio



Change Fundamental Investment Objective to Non-fundamental:



CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective



Name Change Proposals:



CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:



      -     Political/economic changes in the target market



      -     Consolidation in the target market



      -     Current asset composition


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Change in Fund's Subclassification:



CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:



      -     Potential competitiveness



      -     Current and potential returns



      -     Risk of concentration



      -     Consolidation in target industry



Disposition of Assets/Termination/Liquidation:



CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:



      -     Strategies employed to salvage the company



      -     Past performance of the fund



      -     Terms of the liquidation



Changes to the Charter Document:



CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:



      -     The degree of change implied by the proposal



      -     The efficiencies that could result



      -     The state of incorporation; net effect on shareholder rights



      -     Regulatory standards and implications



CMA will vote FOR:



      - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)



      - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval



CMA will vote AGAINST:



      -     Proposals enabling the Board to:



                  - Change, without shareholder approval the domicile of the fund



                  - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document



Changing the Domicile of a Fund:



CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:



      -     Regulations of both states



      -     Required fundamental policies of both states



      -     The increased flexibility available



Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940



Distribution Agreements:



CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:



      -     Fees charged to comparably sized funds with similar objectives



      -     The proposed distributor's reputation and past performance



      -     The competitiveness of the fund in the industry



      -     Terms of the agreement



Master-Feeder Structure:



CMA will vote FOR the establishment of a master-feeder structure.



Mergers:



CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:



      -     Resulting fee structure



      -     Performance of both funds



      -     Continuity of management personnel



      - Changes in corporate governance and their impact on shareholder rights



Shareholder Proposals to Establish Director Ownership Requirement:



CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.



Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:



CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.



Shareholder Proposals to Terminate the Investment Adviser:



CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:



      -     Performance of the fund's NAV



      -     The fund's history of shareholder relations



      -     The performance of other funds under the adviser's management



9. Alternative Investment Group ("AIG") Matters



The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.



A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.



C. PROPOSALS REQUIRING SPECIAL CONSIDERATION



The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.



                  1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.



                  2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").



                  3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.



                  4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.



                  5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.



                  6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in
                  Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.



                  7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.



V. VOTING PROCEDURES



The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.



      - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.



      - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.



      - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

      - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.



      - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.



            - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.



      - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.



      - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.



VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD



A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                       COLUMBIA MID CAP GROWTH FUND, INC.
                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

     (a1) Articles of Incorporation.(1)

     (a2) Amended and Restated Articles of Incorporation.(4)

     (a3) Articles of Amendment to the Amended and Restated Articles of Incorporation.(4)

     (a4) Articles of Amendment to the Amended and Restated Articles of Incorporation.(5)

     (b)  Restated Bylaws.(1)

     (c)  Specimen Stock Certificate.(1)

     (d1) Investment Advisory Contract.(1)

     (d2) Amendment to Investment Management Agreement between the Registrant and Columbia Management Advisors, Inc. executed as of October 12, 2004
          - filed as Exhibit (d) (3) in Part C, Item 23 of Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of Columbia Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 30, 2005 and is hereby incorporated by reference and made a part of this Registration Statement.

     (e1) Distribution Agreement between the Registrant and Columbia Management Distributors, Inc. dated August 22, 2005 - filed as Exhibit (e) in Part C, Item 23 of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of Columbia Funds Series Trust I (File Nos. 2-99356 and 811-04367), filed with the Commission on or about September 16, 2005 and is hereby incorporated by reference and made a part of this Registration Statement.

     (e2) Shareholder Servicing Plan Implementation Agreement between the Registrant and Columbia Management Distributors, Inc. - filed as Exhibit (e)(2)in Part C, Item 23 of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of Columbia Funds Series Trust I (File Nos. 2-99356 and 811-04367), filed with the Commission on or about September 28, 2005 and is hereby incorporated by reference and made a part of this Registration Statement.

     (f)  Not Applicable.

     (g)  Master Custodian Agreement with State Street Bank & Trust Co.(2)

     (h1) Class T Shareholder Services Plan dated as of July 31, 2002.(3)

     (h2) Form of Class T Shares Servicing Agreement.(3)

     (h3) Form of Class G Shares Servicing Agreement.(3)

     (h4) Form of Administrative Agreement between the Registrant and Columbia Management Advisors, LLC dated November 1, 2005 - filed as Exhibit
          (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 27, 2005 and is hereby incorporated by reference and made a part of this Registration Statement.

     (h5) Form of Pricing and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, LLC dated November 1, 2005 - filed as Exhibit (h)(1) in Part C, Item 23 of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 27, 2005 and is hereby incorporated by reference and made a part of this Registration Statement.

     (h6) Form of Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement between the Registrant, Columbia Management Advisors,LLC and Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) dated November 1, 2005 - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 27, 2005 and is hereby incorporated by reference and made a part of this Registration Statement.

     (h7) Credit Facility with State Street Bank and Trust Company dated July 23, 2004 - filed as Exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (filed under Former name Liberty Funds Trust II) (File Nos. 2-66976 and 811-3009), filed with the Commission on or about July 27, 2004 and is hereby incorporated by reference and made part of this Registration Statement.

     (h8) Amendment Agreement No. 1 to the Credit Facility with State Street Bank and Trust Company dated July 22, 2005 - filed as Exhibit
          (h)(7)(ii) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made a part of this Registration Statement.

     (h9) Instrument of Adherence to the Credit Facility with State Street Bank and Trust Company on behalf of CMG Fund Trust, on behalf of its series CMG Core Bond Fund dated July 22, 2005 - filed as Exhibit (h)(7)(iii) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made a part of this Registration Statement.

     (h10)Instrument of Adherence to the Credit Facility with State Street Bank and Trust Company, on behalf of SteinRoe Variable Investment Trust dated July 22, 2005 - filed as Exhibit (h)(7)(iv) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made a part of this Registration Statement.

     (h11) Instrument of Adherence to the Credit Facility with State Street Bank and Trust Company, on behalf of Liberty Variable Investment Trust dated July 22, 2005 - filed as Exhibit (h)(7)(v) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made a part of this Registration Statement.

     (i)  Opinion of Counsel - Not applicable for this filing.

     (j)  Not Applicable

     (k)  Omitted Financial Statements - Not applicable.

     (l)  Not Applicable.

     (m) Distribution Plan between the Registrant and Columbia Management Distributors, Inc. dated May 11, 2005.*

     (n) Rule 18f-3 Plan, amended and restated as of October 12, 2005 - filed as Exhibit (n) in Part C, Item 23 of Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of Columbia Funds Trust VIII (File Nos. 33-02633 and 811-4552), filed with the Commission on or about November 23, 2005 and is hereby incorporated by reference and made a part of this Registration Statement.

     (o)  Not Applicable.

     (p) Code of Ethics of Columbia Management Advisors, LLC, the Funds, Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) and Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) effective January 1, 2005 - filed as Exhibit (p) in

          Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made a part of this Registration Statement.

     Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth- filed in Part C of Post-Effective Amendment No. 31 to the Registration Statement Filed on Form N-1A of Columbia Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 27, 2005, and is hereby incorporated by reference and made a part of this Registration Statement.

     (1) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement of Form N-1A, File No. 2-99207, filed February 23, 1998.

     (2) Incorporated herein by reference to the Registrant's Registration Statement on Form N-14, File No. 333-91934, filed July 3, 2002.

     (3) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, File No. 333-91934, filed August 22, 2002.

     (4) Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, File No. 2-99207, filed May 1, 2003.

     (5) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement of Form N-1A, File No. 2-99207, filed October 10, 2003.

*    Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant

None

Item 25. Indemnification

     Oregon law and the articles of incorporation and bylaws of the Registrant provide that any director or officer of the Registrant may be indemnified by the Registrant against all expenses incurred by him in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his being an officer, director, employee or agent of the Registrant to the fullest extent not prohibited by the Oregon Business Corporation Act and the Investment Company Act of 1940 and related regulations and interpretations of the Securities and Exchange Commission.

     Insofar as reimbursement or indemnification for expenses incurred by a director or officer in legal proceedings arising under the Securities Act of 1933 may be permitted by the above provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such reimbursement or indemnification is against public policy as expressed in the Act and therefore unenforceable. In the event that any claim for indemnification under the above provisions is asserted by an officer or director in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has already been settled by controlling precedent, will (except insofar as such claim seeks reimbursement of expenses paid or incurred by an officer or director in the successful defense of any such action, suit, or proceeding or claim, issue, or matter therein) submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant's directors and officers are also named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 26. Business and Other Connections of Investment Advisor

     The business and other connections of the officers and directors of Columbia Management Advisors, LLC are listed on the Form ADV of Columbia Management Advisors, LLC as currently on file with the Commission (File No. 801-5930).

Item 27.          Principal Underwriter


(a) Columbia Management Distributors, Inc. (CMD), a subsidiary of Columbia Management Advisors, LLC, is the Registrant's principal underwriter. CMD acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII,Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Series Trust I, Columbia Funds Trust XI, Columbia Acorn Trust, Wanger Advisors Trust and for Columbia Balanced Fund, Inc., Columbia Conservative High Yield
      Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Inc., Columbia Small Cap Growth Fund I
      Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc. and Columbia Technology Fund, Inc.


(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Ahmed, Yakob           V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Ash, James             V.P.                  None

Banks, Keith           Director              None

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Berretta, Frederick R. Director and          None
                       President,
                       Institutional
                       Distribution

Bozek, James           Sr. V.P.              None

Brantley, Thomas       Sr. V.P.-Tax          None

Brown, Beth            Sr. V.P.              None

Claiborne, Douglas     Sr. V.P.              None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Davis, W. Keith        Sr. V.P.-Tax          None

DeFao, Michael         Chief Legal Officer   None

Desilets, Marian       V.P.                  None

Devaney, James         Sr. V.P.              None

Dolan, Kevin           V.P.                  None

Donovan, M. Patrick    Chief Compliance      None
                       Officer

Doyle, Matthew         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Froude, Donald         Director and          None
                       President
                       Intermediary
                       Distribution

Gellman, Laura D.      Conficts of Interest  None
                       Officer

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Iudice, Jr., Philip    Treasurer and         None
                       Chief Financial
                       Officer

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Martin, William W.     Operational Risk      None
                       Officer

Miller, Anthony        V.P.                  None

Miller, Gregory M.     V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Mroz, Gregory S.       Sr. V.P.-Tax          None

Nickodemus, Paul       V.P.                  None

Nigrosh, Diane J.      V.P.                  None

Noack, Robert W.       V.P                   None

Owen, Stephanie        V.P.                  None

Penitsch, Marilyn      V.P.                  None

Piken, Keith           Sr. V.P.              None

Pryor, Elizabeth A.    Secretary             None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Sayler, Roger          Director and          None
                       President

Scully-Power, Adam     V.P.                  None

Seller, Gregory        V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Studer, Eric           Sr. V.P.              None

Unckless, Amy L.       Corporate Ombudsman   None

Waldron, Thomas        V.P.                  None

Walsh, Brian           V.P.                  None

Wess, Valerie          Sr. V.P.              None

Wilson, Christopher    Sr. V.P.              President

Winn, Keith            Sr. V.P.              None

Yates, Susan           V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28. Location of Accounts and Records

     Person maintaining physical possession of accounts, books and other documents required to be maintained by section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary, Registrant's investment advisor, Columbia Management Advisors, LLC, Registrant's principal underwriter, Columbia Management Distributors, Inc., Registrant's transfer and dividend disbursing agent, Columbia Management Services, Inc. and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's investment advisor and custodian is One Financial Center, Boston, MA 02111-2621. The Registrant's investment advisor's address is 100 Federal Street, Boston, MA 02110. The Registrant's custodian's address is 2 Avenue de Lafayette, Boston, MA 02111-2900.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                       COLUMBIA MID CAP GROWTH FUND, INC.

                                  EXHIBIT INDEX

Exhibit   Description
-------   -----------
  (m)     Distribution Plan between the Registrant and Columbia Management
          Distributors, Inc. dated May 11, 2005.*

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Mid Cap Growth Fund, Inc, certifies that this registration statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and State of Massachusetts on the 23rd day of January, 2006.

                                        Columbia Mid Cap Growth Fund, Inc.


                                        By /S/ CHRISTOPHER L. WILSON
                                           -------------------------------------
                                           Christopher L. Wilson
                                           President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on the 23rd day of January, 2006 by the following persons in the capacities indicated.

(i)  Principal executive officer:


/S/ CHRISTOPHER L. WILSON               President
-------------------------------------
Christopher L. Wilson

(ii) Principal accounting and
     financial officers:


/S/ J. KEVIN CONNAUGHTON                Treasurer (Principal Financial Officer)
-------------------------------------
J. Kevin Connaughton


/S/ MICHAEL G. CLARKE                   Chief Accounting Officer (Principal
-------------------------------------   Accounting Officer)
Michael G. Clarke

(iii) Directors:


* DOUGLAS A. HACKER                     Director
-------------------------------------
Douglas A. Hacker


* JANET LANGFORD KELLY                  Director
-------------------------------------
Janet Langford Kelly


* RICHARD W. LOWRY                      Director
-------------------------------------
Richard W. Lowry



* WILLIAM E. MAYER                      Director
-------------------------------------
William E. Mayer


* CHARLES R. NELSON                     Director
-------------------------------------
Charles R. Nelson


* JOHN J. NEUHAUSER                     Director
-------------------------------------
John J. Neuhauser


* PATRICK J. SIMPSON                    Director
-------------------------------------
Patrick J. Simpson


* THOMAS E. STITZEL                     Director
-------------------------------------
Thomas E. Stitzel


* THOMAS C. THEOBALD                    Director
-------------------------------------
Thomas C. Theobald


* ANN-LEE VERVILLE                      Director
-------------------------------------
Anne-Lee Verville


* RICHARD L. WOOLWORTH                  Director
-------------------------------------
Richard L. Woolworth


*By: /s/ VINCENT P. PIETROPAOLO
     --------------------------------
     Vincent P. Pietropaolo
     Attorney-In-Fact
     January 23, 2006


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